                                                                               .
                                                                               .
                                                                               .

               NYLIAC CORPORATE SPONSORED VUL SEMI-ANNUAL REPORT

                                 JUNE 30, 2005

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summary.........................................       5
NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account-I
  Statement of Assets and Liabilities.......................       8
  Statement of Operations...................................      20
  Statement of Changes in Net Assets........................      26
  Notes to Financial Statements.............................      36
Supplements to May 2005 Prospectuses
The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Message from the Chairman.................................     M-1
  Definition of Indices.....................................     M-2
  Investment and Performance Comparisons....................     M-4
  Balanced--Initial Class*..................................   M-123
  Basic Value--Initial Class (formerly MainStay VP Dreyfus
    Large Company Value--Initial Class).....................   M-132
  Bond--Initial Class.......................................   M-140
  Capital Appreciation--Initial Class.......................   M-150
  Cash Management...........................................   M-158
  Common Stock--Initial Class...............................   M-165
  Convertible--Initial Class................................   M-178
  Developing Growth--Initial Class (formerly MainStay VP
    Lord Abbett Developing Growth--Initial Class)*..........   M-188
  Floating Rate--Initial Class*.............................   M-196
  Government--Initial Class.................................   M-203
  Growth--Initial Class (formerly MainStay VP Eagle Asset
    Management Growth Equity--
    Initial Class)..........................................   M-212
  High Yield Corporate Bond -- Initial Class................   M-220
  Income & Growth--Initial Class (formerly MainStay VP
    American Century Income & Growth--Initial Class)........   M-236
  International Equity--Initial Class.......................   M-246
  Mid Cap Core--Initial Class*..............................   M-256
  Mid Cap Growth--Initial Class*............................   M-268
  Mid Cap Value--Initial Class*.............................   M-276
  S&P 500 Index(R)--Initial Class...........................   M-284
  Small Cap Growth--Initial Class*..........................   M-298
  Total Return--Initial Class...............................   M-306
  Value--Initial Class......................................   M-322
  Notes to Financial Statements.............................   M-330
  Directors and Officers....................................   M-348
*The MainStay VP Balanced--Initial Class, Developing
 Growth--Initial Class, Floating Rate--Initial Class, Mid
 Cap Core--Initial Class, Mid Cap Growth--Initial Class, Mid
 Cap Value--Initial Class and Small Cap Growth--Initial
 Class are not available under the CSVUL policy
The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization--Class O Shares.........
Calvert Social Balanced Portfolio...........................
Fidelity(R) VIP Contrafund(R)--Initial Class................
Fidelity(R) VIP Equity-Income--Initial Class................
Janus Aspen Series Balanced--Institutional Shares...........
Janus Aspen Series Worldwide Growth--Institutional Shares...
Morgan Stanley UIF Emerging Markets Equity--Class I.........
T. Rowe Price Equity Income Portfolio.......................

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2005 Semi-Annual Report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity and/or variable life insurance policy. This report includes performance information, financial statements, notes and highlights, as well as other pertinent data for each of the Investment Divisions available under your policy. In addition, each portfolio manager also provides a discussion related to portfolio performance within the context of recent market and economic conditions. I encourage you to take some time to review this information with your Registered Representative. Your Registered Representative is a trained professional who can help you evaluate the plans you have in place and determine if any adjustments to your current strategy may help you to meet your financial needs and objectives.

While the Dow Jones Industrial Average(1), the NASDAQ Composite Index(2) and the S&P 500(R)(3) Index posted year-over-year gains at the end of 2004, the equity markets remained generally flat during the first six months of 2005. Among other things, the war on terrorism, record oil prices and the growing federal budget deficit continue to fuel investors' concerns and cloud the economic horizon. In addition, emerging news reports about unethical practices at a handful of companies have only added to the uncertainty.

In today's environment, NYLIAC's heritage of integrity and financial strength are more important than ever. We value your business--and I want you to know that earning and preserving your trust remains our highest priority. You can be certain we will continue to evaluate our products and services and keep them responsive to your needs in these changing times--and that we will remain committed to doing all we can to help you plan for your financial future.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price weighted average of 30 actively traded blue chip stocks, primarily industrials, but also includes financial, leisure and other service-oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R) and Standard & Poor's 500 Composite Price Index(R) are trademarks of the McGraw-Hill Companies, Inc. These products are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gains distribution. An investment cannot be made directly into an index.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CSVUL AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING JUNE 30, 2005*

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Investors are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the Corporate Sponsored Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     (A) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

     (b) No performance information is shown for the Mainstay VP Income & Growth Investment Division because as of June 30, 2005, the Separate Account had no money invested in this Investment Division.

     (c) These figures are calculated from the Investment Division Inception Date, which is the date money was first invested into each Investment Division.

     (d) MainStay VP S&P 500 Index(R) Portfolio -- The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index(R) Portfolio. The MainStay VP S&P 500 Index(R) Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index(R) Portfolio. Investors cannot directly purchase an index.

     The advisers to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

 * The values shown are unaudited.

** Management portfolio fee as determined by Fund Company.

This product is not available in all states.

     ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE
                                  CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CSVUL AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005*

The chart below shows the monthly Average Annual Total Returns of each Investment Division for the periods shown. Performance reflects the deduction of the policy's current mortality and expense risk charge of .70% for policy years one through ten and total operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, sales expense charges, and state and federal tax charges. Had these expenses been deducted, total returns would have been lower. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. Consequently, the returns below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              Portfolio
                                                              Inception   Year To
Investment Division                                              Date      Date     1 Year   3 Years   5 Years   10 Years
MainStay VP Basic Value--Initial Class                        05/01/1998   -0.94%    6.88%     6.49%     2.10%      NA
MainStay VP Bond--Initial Class                               01/23/1984    1.82%    5.63%     5.39%     6.47%      NA
MainStay VP Capital Appreciation--Initial Class               01/29/1993   -0.29%    2.35%     3.25%    -9.94%      NA
MainStay VP Cash Management--Current 7-day yield as of
 6/30/05 is 1.099%(a)                                         01/29/1993    0.71%    0.92%     0.35%     1.46%      NA
MainStay VP Common Stock--Initial Class                       01/23/1984    0.48%    7.94%     6.30%    -4.13%      NA
MainStay VP Convertible--Initial Class                        10/01/1996   -0.45%    4.35%     4.09%       NA       NA
MainStay VP Government--Initial Class                         01/29/1993    2.09%    5.32%     3.90%     5.56%      NA
MainStay VP Growth--Initial Class                             05/01/1998   -5.01%   -3.50%     0.51%   -11.23%      NA
MainStay VP High Yield Corporate Bond--Initial Class          05/01/1995   -0.34%    9.10%    15.37%     7.97%      NA
MainStay VP Income & Growth(b)--Initial Class                 05/01/1998      NA       NA        NA        NA       NA
MainStay VP International Equity--Initial Class               05/01/1995   -0.73%   12.78%    10.13%     1.63%      NA
MainStay VP S&P 500(R)(d) Index--Initial Class                01/29/1993   -1.33%    5.20%     7.23%    -3.30%      NA
MainStay VP Total Return--Initial Class                       01/29/1993    1.27%    6.14%     6.13%    -2.68%      NA
MainStay VP Value--Initial Class                              05/01/1995    1.15%    7.85%     5.87%     5.60%      NA
Alger American Small Capitalization--Class O Shares           09/20/1988    3.05%   10.54%    13.07%    -8.90%      NA
Calvert Social Balanced                                       09/02/1986    1.20%    6.44%     7.00%    -0.47%      NA
Fidelity(R) VIP Contrafund(R)--Initial Class                  01/03/1995    3.24%   11.73%    11.20%     2.24%      NA
Fidelity(R) VIP Equity-Income--Initial Class                  10/09/1986   -1.62%    5.66%     7.53%     4.03%      NA
Janus Aspen Series Balanced--Institutional Shares             09/13/1993    0.99%    7.20%     5.88%     0.95%      NA
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/1993   -3.28%    4.33%     1.88%   -10.28%      NA
Morgan Stanley UIF Emerging Markets Equity--Class 1           10/01/1996    5.15%   32.83%    19.14%     0.52%      NA
T. Rowe Price Equity Income Portfolio                         03/31/1994   -0.78%    8.75%     8.22%     7.28%      NA
-------------------------------------------------------------------------------------------------------------------------

                                                                 Since          Net
                                                               Portfolio     Portfolio
Investment Division                                           Inception(c)   Expenses**
MainStay VP Basic Value--Initial Class                             2.46%        0.96
MainStay VP Bond--Initial Class                                    5.42%        0.54
MainStay VP Capital Appreciation--Initial Class                   -1.45%        0.65
MainStay VP Cash Management--Current 7-day yield as of
 6/30/05 is 1.099%(a)                                              2.38%        0.55
MainStay VP Common Stock--Initial Class                            2.18%        0.53
MainStay VP Convertible--Initial Class                             1.23%        0.66
MainStay VP Government--Initial Class                              5.09%        0.59
MainStay VP Growth--Initial Class                                -10.61%        0.85
MainStay VP High Yield Corporate Bond--Initial Class               6.96%        0.59
MainStay VP Income & Growth(b)--Initial Class                        NA           NA
MainStay VP International Equity--Initial Class                    4.03%        0.99
MainStay VP S&P 500(R)(d) Index--Initial Class                     1.66%        0.39
MainStay VP Total Return--Initial Class                           -1.44%        0.60
MainStay VP Value--Initial Class                                   1.28%        0.65
Alger American Small Capitalization--Class O Shares               -0.67%        0.97
Calvert Social Balanced                                            2.55%        0.91
Fidelity(R) VIP Contrafund(R)--Initial Class                       6.70%        0.68
Fidelity(R) VIP Equity-Income--Initial Class                       2.95%        0.58
Janus Aspen Series Balanced--Institutional Shares                  6.62%        0.56
Janus Aspen Series Worldwide Growth--Institutional Shares          0.65%        0.63
Morgan Stanley UIF Emerging Markets Equity--Class 1                5.12%        1.71
T. Rowe Price Equity Income Portfolio                              6.34%        0.85
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

Not valid without average annual total returns of each Investment Division

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE MONTHLY PERFORMANCE SUMMARY FOR CSVUL
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005*

The chart below shows the monthly Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, surrender charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              Portfolio
                                                              Inception   Year To
Investment Division                                             Date       Date     1 Year   3 Years   5 Years   10 Years
MainStay VP Basic Value--Initial Class                        05/01/1998   -0.60%    7.63%     7.63%     2.81%       NA
MainStay VP Bond--Initial Class                               01/23/1984    2.17%    6.37%     6.37%     7.21%     6.44%
MainStay VP Capital Appreciation--Initial Class               01/29/1993    0.05%    3.07%     3.07%    -9.31%     6.20%
MainStay VP Cash Management--Current 7-day yield as of
 6/30/05 is 1.438%(a)                                         01/29/1993    1.07%    1.64%     1.64%     2.18%     3.66%
MainStay VP Common Stock--Initial Class                       01/23/1984    0.82%    8.69%     8.69%    -3.46%     9.58%
MainStay VP Convertible--Initial Class                        10/01/1996   -0.09%    5.26%     5.26%     0.91%       NA
MainStay VP Government--Initial Class                         01/29/1993    2.45%    6.06%     6.06%     6.30%     6.05%
MainStay VP Growth--Initial Class                             05/01/1998   -4.67%   -2.82%    -2.82%   -10.60%       NA
MainStay VP High Yield Corporate Bond--Initial Class          05/01/1995    0.01%    9.86%     9.86%     8.73%     9.91%
MainStay VP Income and Growth(b)--Initial Class               05/01/1998    0.37%    7.97%     7.97%    -0.16%       NA
MainStay VP International Equity--Initial Class               05/01/1995   -0.39%   13.58%    13.58%     2.34%     7.76%
MainStay VP S&P 500(R)(d) Index--Initial Class                01/29/1993   -0.99%    5.94%     5.94%    -2.62%     9.61%
MainStay VP Total Return--Initial Class                       01/29/1993    1.63%    6.88%     6.88%    -1.99%     7.21%
MainStay VP Value--Initial Class                              05/01/1995    1.50%    8.61%     8.61%     6.35%     8.58%
Alger American Small Capitalization--Class O Shares           09/20/1988    3.41%   11.32%    11.32%    -8.26%     3.17%
Calvert Social Balanced                                       09/02/1986    1.55%    7.19%     7.19%     0.22%     7.32%
Fidelity(R) VIP Contrafund(R)--Initial Class                  01/03/1995    3.60%   12.51%    12.51%     2.96%    11.99%
Fidelity(R) VIP Equity-Income--Initial Class                  10/09/1986   -1.28%    6.35%     6.35%     4.76%     9.42%
Janus Aspen Series Balanced--Institutional Shares             09/13/1993    1.34%    7.95%     7.95%     1.66%    11.41%
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/1993   -2.94%    5.06%     5.06%    -9.65%     9.14%
Morgan Stanley UIF Emerging Markets Equity--Class 1           10/01/1996    5.52%   33.76%    33.76%     1.22%     0.00%
T. Rowe Price Equity Income Portfolio                         03/31/1994   -0.43%    9.51%     9.51%     8.03%    11.24%
-------------------------------------------------------------------------------------------------------------------------

                                                                 Since
                                                               Portfolio
Investment Division                                           Inception(c)
MainStay VP Basic Value--Initial Class                            2.82%
MainStay VP Bond--Initial Class                                   8.72%
MainStay VP Capital Appreciation--Initial Class                   7.63%
MainStay VP Cash Management--Current 7-day yield as of
 6/30/05 is 1.438%(a)                                             3.68%
MainStay VP Common Stock--Initial Class                          10.64%
MainStay VP Convertible--Initial Class                            8.07%
MainStay VP Government--Initial Class                             5.98%
MainStay VP Growth--Initial Class                                 3.21%
MainStay VP High Yield Corporate Bond--Initial Class              9.91%
MainStay VP Income and Growth(b)--Initial Class                   2.96%
MainStay VP International Equity--Initial Class                   7.08%
MainStay VP S&P 500(R)(d) Index--Initial Class                   10.04%
MainStay VP Total Return--Initial Class                           7.88%
MainStay VP Value--Initial Class                                  8.87%
Alger American Small Capitalization--Class O Shares              10.70%
Calvert Social Balanced                                           9.14%
Fidelity(R) VIP Contrafund(R)--Initial Class                     13.78%
Fidelity(R) VIP Equity-Income--Initial Class                     10.75%
Janus Aspen Series Balanced--Institutional Shares                11.37%
Janus Aspen Series Worldwide Growth--Institutional Shares        10.25%
Morgan Stanley UIF Emerging Markets Equity--Class 1               4.49%
T. Rowe Price Equity Income Portfolio                            12.06%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

Not valid without the average annual total returns of each Investment Division.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)


                                                                                   MAINSTAY VP
                                               MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                              BASIC VALUE--        BOND--        APPRECIATION--         CASH
                                              INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $    597,406      $  7,125,438      $ 13,813,389      $  6,762,273

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....            744             9,997             1,501             1,087
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $    596,662      $  7,115,441      $ 13,811,888      $  6,761,186
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $    417,256      $  5,973,376      $  5,380,458      $    152,291
    Series II Policies.....................         54,168                --                --         1,205,039
    Series III Policies....................        125,238         1,142,065         8,431,430         5,403,856
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $    596,662      $  7,115,441      $ 13,811,888      $  6,761,186
                                              ============      ============      ============      ============
    Series I Variable accumulation
      unit value...........................   $      11.39      $      14.68      $       8.99      $       1.19
                                              ============      ============      ============      ============
    Series II Variable accumulation
      unit value...........................   $      14.14      $         --      $         --      $       1.03
                                              ============      ============      ============      ============
    Series III Variable accumulation
      unit value...........................   $      10.70      $      10.50      $      10.39      $       1.02
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $    562,710      $  6,999,132      $ 13,741,392      $  6,762,296
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                                                              MAINSTAY VP
      MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        CORPORATE         INCOME &        INTERNATIONAL
        STOCK--        CONVERTIBLE--     GOVERNMENT--        GROWTH--           BOND--           GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 84,674,260      $    518,558      $  1,306,552      $    452,849      $  6,000,705      $    472,108      $ 55,387,238

           58,508               321             2,032               657             7,557                 3            85,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 84,615,752      $    518,237      $  1,304,520      $    452,192      $  5,993,148      $    472,105      $ 55,301,557
     ============      ============      ============      ============      ============      ============      ============
     $    513,977      $    104,449      $  1,119,187      $    366,270      $  4,303,576      $        341      $ 49,198,954
       84,086,884           226,922            57,168            57,463            96,305             4,374         1,170,422
           14,891           186,866           128,165            28,459         1,593,267           467,390         4,932,181
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 84,615,752      $    518,237      $  1,304,520      $    452,192      $  5,993,148      $    472,105      $ 55,301,557
     ============      ============      ============      ============      ============      ============      ============
     $      11.68      $      10.58      $      14.28      $       5.50      $      16.22      $      10.00      $      13.32
     ============      ============      ============      ============      ============      ============      ============
     $      13.50      $      12.65      $      10.98      $       9.35      $      14.72      $      11.98      $      14.81
     ============      ============      ============      ============      ============      ============      ============
     $      10.92      $      10.63      $      10.63      $       9.35      $      10.95      $      11.32      $      11.53
     ============      ============      ============      ============      ============      ============      ============
     $ 76,543,240      $    503,675      $  1,280,385      $    536,143      $  5,424,198      $    468,098      $ 49,396,658
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)


                                               MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                 MID CAP           MID CAP           MID CAP         S&P 500(R)
                                                 CORE--           GROWTH--           VALUE--           INDEX--
                                              INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $ 39,708,889      $    309,225      $ 55,084,596      $131,786,483

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....         22,432                --            32,840           198,623
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $ 39,686,457      $    309,225      $ 55,051,756      $131,587,860
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $         --      $         --      $         --      $117,001,260
    Series II Policies.....................     37,310,773                --        55,017,472           292,136
    Series III Policies....................      2,375,684           309,225            34,284        14,294,464
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $ 39,686,457      $    309,225      $ 55,051,756      $131,587,860
                                              ============      ============      ============      ============
    Series I Variable accumulation
      unit value...........................   $         --      $         --      $         --      $      11.27
                                              ============      ============      ============      ============
    Series II Variable accumulation
      unit value...........................   $      17.03      $         --      $      11.40      $      11.38
                                              ============      ============      ============      ============
    Series III Variable accumulation
      unit value...........................   $      12.53      $      12.29      $      10.71      $      10.73
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $ 32,450,656      $    292,115      $ 48,932,256      $143,083,909
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                                            MAINSTAY VP
      MAINSTAY VP                                           LORD ABBETT     ALGER AMERICAN     ALGER AMERICAN       AMERICAN
       SMALL CAP        MAINSTAY VP       MAINSTAY VP       DEVELOPING         LEVERAGED           SMALL          CENTURY(R) VP
       GROWTH--       TOTAL RETURN--        VALUE--          GROWTH--          ALLCAP--       CAPITALIZATION--       VALUE--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES       CLASS II
    ----------------------------------------------------------------------------------------------------------------------------
     $     21,748      $  1,595,103      $131,707,836      $         --      $      9,914       $    242,200      $    203,406

               --             2,717            84,306                --                --                210               101
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $     21,748      $  1,592,386      $131,623,530      $         --      $      9,914       $    241,990      $    203,305
     ============      ============      ============      ============      ============       ============      ============
     $         --      $  1,592,386      $  1,213,792      $         --      $         --       $    126,554      $         --
               --                --       128,052,305                --                --                 --           167,312
           21,748                --         2,357,433                --             9,914            115,436            35,993
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $     21,748      $  1,592,386      $131,623,530      $         --      $      9,914       $    241,990      $    203,305
     ============      ============      ============      ============      ============       ============      ============
     $         --      $       9.22      $      10.95      $         --      $         --       $       9.53      $         --
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $      14.69      $         --      $         --       $      14.37      $      10.97
     ============      ============      ============      ============      ============       ============      ============
     $      10.51      $         --      $      10.15      $         --      $      10.53       $      10.95      $       9.97
     ============      ============      ============      ============      ============       ============      ============
     $     20,796      $  1,502,264      $119,648,834      $         --      $      9,069       $    203,146      $    214,500
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)


                                                                 DREYFUS IP        DREYFUS VIF
                                                 CALVERT         TECHNOLOGY        DEVELOPING      FIDELITY(R) VIP
                                                 SOCIAL           GROWTH--          LEADERS--      CONTRAFUND(R)--
                                                BALANCED       INITIAL SHARES    INITIAL SHARES     INITIAL CLASS
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $  1,449,107      $    285,285      $    304,773      $  4,270,026

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....          1,318                --               143             1,813
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $  1,447,789      $    285,285      $    304,630      $  4,268,213
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $    767,527      $         --      $         --      $    492,225
    Series II Policies.....................             --                --           243,764         1,696,443
    Series III Policies....................        680,262           285,285            60,866         2,079,545
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $  1,447,789      $    285,285      $    304,630      $  4,268,213
                                              ============      ============      ============      ============
    Series I Variable accumulation
      unit value...........................   $      11.98      $         --      $         --      $      15.93
                                              ============      ============      ============      ============
    Series II Variable accumulation
      unit value...........................   $         --      $       9.79      $      11.04      $      14.06
                                              ============      ============      ============      ============
    Series III Variable accumulation
      unit value...........................   $      10.94      $       9.10      $      10.29      $      11.48
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $  1,410,591      $    293,385      $    287,715      $  3,817,390
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


  FIDELITY(R) VIP                                       FIDELITY(R) VIP                                       FIDELITY(R) VIP
      EQUITY        FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
     INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--        STRATEGIES--
   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS II
  ----------------------------------------------------------------------------------------------------------------------------
<S
   $  3,995,168      $  2,940,962      $ 12,066,339      $  1,749,839      $  8,228,972      $  2,459,809       $     81,845

          3,551               189               566               610               344                --                 --
   ------------      ------------      ------------      ------------      ------------      ------------       ------------
   $  3,991,617      $  2,940,773      $ 12,065,773      $  1,749,229      $  8,228,628      $  2,459,809       $     81,845
   ============      ============      ============      ============      ============      ============       ============
   $  2,060,732      $         --      $         --      $         --      $         --      $         --       $         --
         55,349           316,552           954,530           977,547           577,655                --                 --
      1,875,536         2,624,221        11,111,243           771,682         7,650,973         2,459,809             81,845
   ------------      ------------      ------------      ------------      ------------      ------------       ------------
   $  3,991,617      $  2,940,773      $ 12,065,773      $  1,749,229      $  8,228,628      $  2,459,809       $     81,845
   ============      ============      ============      ============      ============      ============       ============
   $      12.34      $         --      $         --      $         --      $         --      $         --       $         --
   ============      ============      ============      ============      ============      ============       ============
   $      14.65      $      10.15      $      13.19      $      12.12      $      15.32      $      14.40       $         --
   ============      ============      ============      ============      ============      ============       ============
   $      10.69      $       9.71      $      10.66      $      10.59      $      11.95      $      10.28       $      11.39
   ============      ============      ============      ============      ============      ============       ============
   $  3,822,598      $  2,822,722      $ 11,686,197      $  1,773,548      $  7,497,014      $  2,366,637       $     79,543
   ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                 JANUS ASPEN       JANUS ASPEN
                                               JANUS ASPEN         SERIES            SERIES            LAZARD
                                                 SERIES            MID CAP          WORLDWIDE        RETIREMENT
                                               BALANCED--         GROWTH--          GROWTH--        INTERNATIONAL
                                              INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL        EQUITY
                                                 SHARES            SHARES            SHARES           PORTFOLIO
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $ 13,455,672      $  1,754,755      $    904,366      $      8,916

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....         20,216                --               512                --
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $ 13,435,456      $  1,754,755      $    903,854      $      8,916
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $ 11,284,952      $         --      $    270,975      $         --
    Series II Policies.....................      1,089,435                --            88,903                --
    Series III Policies....................      1,061,069         1,754,755           543,976             8,916
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $ 13,435,456      $  1,754,755      $    903,854      $      8,916
                                              ============      ============      ============      ============
    Series I Variable accumulation
      unit value...........................   $      15.88      $         --      $      10.48      $         --
                                              ============      ============      ============      ============
    Series II Variable accumulation
      unit value...........................   $      11.61      $         --      $       9.90      $         --
                                              ============      ============      ============      ============
    Series III Variable accumulation
      unit value...........................   $      10.76      $      11.25      $       9.45      $       9.57
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $ 12,819,991      $  1,638,828      $    887,504      $      9,147
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                               MORGAN            MORGAN
                                                                               STANLEY           STANLEY           MORGAN
                        MFS(R)          MFS(R) NEW                          UIF EMERGING      UIF EMERGING         STANLEY
    LORD ABBETT        INVESTORS         DISCOVERY      MFS(R) UTILITIES       MARKETS           MARKETS        UIF U.S. REAL
   MID-CAP VALUE    TRUST SERIES--       SERIES--           SERIES--           DEBT--           EQUITY--          ESTATE--
     PORTFOLIO       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I           CLASS I           CLASS I
  ----------------------------------------------------------------------------------------------------------------------------
<S
   $  6,816,948      $    165,841      $    505,359       $      8,366      $     39,860      $  1,140,406      $  2,343,752

            616               101                --                  1                17               492               437
   ------------      ------------      ------------       ------------      ------------      ------------      ------------
   $  6,816,332      $    165,740      $    505,359       $      8,365      $     39,843      $  1,139,914      $  2,343,315
   ============      ============      ============       ============      ============      ============      ============
   $         --      $         --      $         --       $         --      $         --      $    261,151      $         --
      1,033,157           165,740                --              7,829            28,402            68,462           525,298
      5,783,175                --           505,359                536            11,441           810,301         1,818,017
   ------------      ------------      ------------       ------------      ------------      ------------      ------------
   $  6,816,332      $    165,740      $    505,359       $      8,365      $     39,843      $  1,139,914      $  2,343,315
   ============      ============      ============       ============      ============      ============      ============
   $         --      $         --      $         --       $         --      $         --      $      13.47      $         --
   ============      ============      ============       ============      ============      ============      ============
   $      15.22      $      12.81      $         --       $      11.98      $      10.70      $       9.60      $      18.19
   ============      ============      ============       ============      ============      ============      ============
   $      11.83      $         --      $       9.52       $      10.64      $      11.46      $      11.76      $      14.78
   ============      ============      ============       ============      ============      ============      ============
   $  6,128,838      $    145,599      $    475,937       $      8,189      $     37,441      $  1,022,023      $  1,949,758
   ============      ============      ============       ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)


                                                PIMCO LOW        PIMCO REAL        PIMCO TOTAL
                                               DURATION--         RETURN--          RETURN--            ROYCE
                                             ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE       MICRO-CAP
                                              CLASS SHARES      CLASS SHARES      CLASS SHARES        PORTFOLIO
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $    284,820      $  1,351,319      $  6,480,216      $    586,699

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....            102                66               136                64
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $    284,718      $  1,351,253      $  6,480,080      $    586,635
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $         --      $         --      $         --      $         --
    Series II Policies.....................        230,007           105,926           218,738           106,815
    Series III Policies....................         54,711         1,245,327         6,261,342           479,820
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $    284,718      $  1,351,253      $  6,480,080      $    586,635
                                              ============      ============      ============      ============
    Series I Variable accumulation
      unit value...........................   $         --      $         --      $         --      $         --
                                              ============      ============      ============      ============
    Series II Variable accumulation
      unit value...........................   $      10.04      $      10.42      $      10.23      $      10.67
                                              ============      ============      ============      ============
    Series III Variable accumulation
      unit value...........................   $      10.06      $      10.44      $      10.63      $      10.69
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $    287,121      $  1,345,205      $  6,442,165      $    592,307
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            SCUDDER VIT       SCUDDER VIT      T. ROWE PRICE
          EAFE(R) EQUITY       SMALL CAP         BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE
           INDEX FUND--      INDEX FUND--         GROWTH         EQUITY INCOME       INDEX 500       INTERNATIONAL
          CLASS A SHARES    CLASS A SHARES       PORTFOLIO         PORTFOLIO         PORTFOLIO      STOCK PORTFOLIO
          ---------------------------------------------------------------------------------------------------------
           $         --      $  6,959,784      $  6,331,860      $  9,052,888      $      3,050      $    519,109

                     --               102               120             2,847                --               145
           ------------      ------------      ------------      ------------      ------------      ------------
           $         --      $  6,959,682      $  6,331,740      $  9,050,041      $      3,050      $    518,964
           ============      ============      ============      ============      ============      ============
           $         --      $         --      $         --      $    826,580      $         --      $         --
                     --           169,735           196,285         2,438,239                --           234,324
                     --         6,789,947         6,135,455         5,785,222             3,050           284,640
           ------------      ------------      ------------      ------------      ------------      ------------
           $         --      $  6,959,682      $  6,331,740      $  9,050,041      $      3,050      $    518,964
           ============      ============      ============      ============      ============      ============
           $         --      $         --      $         --      $      14.00      $         --      $         --
           ============      ============      ============      ============      ============      ============
           $         --      $      11.99      $      10.46      $      11.97      $         --      $      11.02
           ============      ============      ============      ============      ============      ============
           $      11.39      $      11.06      $      10.78      $      11.10      $      10.00      $      10.94
           ============      ============      ============      ============      ============      ============
           $         --      $  7,092,094      $  6,020,315      $  8,635,679      $      3,069      $    498,292
           ============      ============      ============      ============      ============      ============


            T. ROWE PRICE
            LIMITED-TERM
           BOND PORTFOLIO
           ---------------
            $    252,695
                      41
            ------------
            $    252,654
            ============
            $         --
                  66,612
                 186,042
            ------------
            $    252,654
            ============
            $         --
            ============
            $      10.74
            ============
            $      10.16
            ============
            $    253,561
            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                 T. ROWE PRICE
                                                               T. ROWE PRICE       PERSONAL           VAN ECK
                                                                NEW AMERICA        STRATEGY          WORLDWIDE
                                                                  GROWTH           BALANCED          ABSOLUTE
                                                                 PORTFOLIO         PORTFOLIO          RETURN
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $    314,505      $  6,250,440      $     54,677

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges......................             44                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $    314,461      $  6,250,440      $     54,677
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --      $         --
    Series II Policies......................................         71,396                --                --
    Series III Policies.....................................        243,065         6,250,440            54,677
                                                               ------------      ------------      ------------
      Total net assets......................................   $    314,461      $  6,250,440      $     54,677
                                                               ============      ============      ============
    Series I Variable accumulation
      unit value............................................   $         --      $         --      $         --
                                                               ============      ============      ============
    Series II Variable accumulation
      unit value............................................   $      10.02      $         --      $         --
                                                               ============      ============      ============
    Series III Variable accumulation
      unit value............................................   $      10.14      $      10.97      $       9.98
                                                               ============      ============      ============
Identified Cost of Investment...............................   $    311,779      $  6,150,367      $     54,388
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)

                                                                             MAINSTAY VP                        MAINSTAY VP
                                             MAINSTAY VP     MAINSTAY VP       CAPITAL        MAINSTAY VP          COMMON
                                            BASIC VALUE--      BOND--       APPRECIATION--        CASH            STOCK--
                                            INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      MANAGEMENT      INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $         --    $         --     $         --     $    129,160      $         --
  Mortality and expense risk charges......        (1,587)        (20,891)         (12,935)         (65,077)         (117,315)
                                            ------------    ------------     ------------     ------------      ------------
      Net investment income (loss)........        (1,587)        (20,891)         (12,935)          64,083          (117,315)
                                            ------------    ------------     ------------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        14,560         465,182          571,439       11,887,378         4,581,086
  Cost of investments sold................       (13,756)       (461,758)        (752,200)     (11,887,402)       (3,792,964)
                                            ------------    ------------     ------------     ------------      ------------
      Net realized gain (loss) on
        investments.......................           804           3,424         (180,761)             (24)          788,122
  Realized gain distribution received.....            --              --               --               --                --
  Change in unrealized appreciation
    (depreciation) on investments.........        (1,107)        143,445          167,211               (5)          (41,839)
                                            ------------    ------------     ------------     ------------      ------------
      Net gain (loss) on investments......          (303)        146,869          (13,550)             (29)          746,283
                                            ------------    ------------     ------------     ------------      ------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $     (1,890)   $    125,978     $    (26,485)    $     64,054      $    628,968
                                            ============    ============     ============     ============      ============

                                              MAINSTAY VP       MAINSTAY VP      MAINSTAY VP     MAINSTAY VP
                                                MID CAP          S&P 500(R)       SMALL CAP         TOTAL         MAINSTAY VP
                                                VALUE--           INDEX--         GROWTH--         RETURN--         VALUE--
                                             INITIAL CLASS     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................    $         --     $           --   $         --     $         --    $         --
  Mortality and expense risk charges......         (67,840)          (420,763)           (23)          (5,264)       (168,396)
                                              ------------     --------------   ------------     ------------    ------------
      Net investment income (loss)........         (67,840)          (420,763)           (23)          (5,264)       (168,396)
                                              ------------     --------------   ------------     ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......         192,174          2,829,883            207           19,098       2,624,730
  Cost of investments sold................        (174,022)        (3,235,891)          (202)         (22,108)     (2,335,837)
                                              ------------     --------------   ------------     ------------    ------------
      Net realized gain (loss) on
        investments.......................          18,152           (406,008)             5           (3,010)        288,893
  Realized gain distribution received.....              --                 --             --               --              --
  Change in unrealized appreciation
    (depreciation) on investments.........         521,920           (899,806)           502           29,756       1,667,705
                                              ------------     --------------   ------------     ------------    ------------
      Net gain (loss) on investments......         540,072         (1,305,814)           507           26,746       1,956,598
                                              ------------     --------------   ------------     ------------    ------------
        Net increase (decrease) in net
          assets resulting from
          operations......................    $    472,232     $   (1,726,577)  $        484     $     21,482    $  1,788,202
                                              ============     ==============   ============     ============    ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through June 2005.
(b) For the period May 2005 (Commencement of Investments) through June 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                     MAINSTAY VP
                                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      CORPORATE       INCOME &      INTERNATIONAL      MID CAP          MID CAP
    CONVERTIBLE--   GOVERNMENT--      GROWTH--         BOND--         GROWTH--        EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
    $         --    $         --    $         --    $         --    $         --    $         --    $         --      $         --
            (735)         (3,897)         (1,280)        (16,209)           (170)       (178,141)        (47,719)             (278)
    ------------    ------------    ------------    ------------    ------------    ------------    ------------      ------------
            (735)         (3,897)         (1,280)        (16,209)           (170)       (178,141)        (47,719)             (278)
    ------------    ------------    ------------    ------------    ------------    ------------    ------------      ------------
          42,398          44,534           8,876         208,164             832         942,165         982,780            46,669
         (42,536)        (43,238)        (15,374)       (193,281)           (757)       (828,006)       (914,738)          (39,557)
    ------------    ------------    ------------    ------------    ------------    ------------    ------------      ------------
            (138)          1,296          (6,498)         14,883              75         114,159          68,042             7,112
              --              --              --              --              --              --              --                --
           3,610          27,168         (11,525)         (4,932)         (1,382)       (335,012)      2,306,714             9,049
    ------------    ------------    ------------    ------------    ------------    ------------    ------------      ------------
           3,472          28,464         (18,023)          9,951          (1,307)       (220,853)      2,374,756            16,161
    ------------    ------------    ------------    ------------    ------------    ------------    ------------      ------------
    $      2,737    $     24,567    $    (19,303)   $     (6,258)   $     (1,477)   $   (398,994)   $  2,327,037      $     15,883
    ============    ============    ============    ============    ============    ============    ============      ============

     MAINSTAY VP        ALGER             ALGER
     LORD ABBETT       AMERICAN          AMERICAN         AMERICAN                        DREYFUS IP      DREYFUS VIF
     DEVELOPING       LEVERAGED           SMALL          CENTURY(R)                       TECHNOLOGY       DEVELOPING
      GROWTH--         ALLCAP--      CAPITALIZATION--    VP VALUE--    CALVERT SOCIAL      GROWTH--        LEADERS--
    INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        BALANCED      INITIAL SHARES   INITIAL SHARES
    -------------------------------------------------------------------------------------------------------------------
    $         --    $          --      $         --     $      1,350    $         --     $         --     $         --
              --              (14)             (653)            (209)         (2,730)            (567)            (335)
    ------------    -------------      ------------     ------------    ------------     ------------     ------------
              --              (14)             (653)           1,141          (2,730)            (567)            (335)
    ------------    -------------      ------------     ------------    ------------     ------------     ------------
              --            4,309           230,742              713           7,577            2,369            4,328
              --           (4,326)         (177,413)            (786)         (6,861)          (2,546)          (3,930)
    ------------    -------------      ------------     ------------    ------------     ------------     ------------
              --              (17)           53,329              (73)            716             (177)             398
              --               --                --           18,933              --               --               --
              --              (41)          (45,388)         (19,298)         21,556           (8,312)           3,365
    ------------    -------------      ------------     ------------    ------------     ------------     ------------
              --              (58)            7,941             (438)         22,272           (8,489)           3,763
    ------------    -------------      ------------     ------------    ------------     ------------     ------------
    $         --    $         (72)     $      7,288     $        703    $     19,542     $     (9,056)    $      3,428
    ============    =============      ============     ============    ============     ============     ============


     FIDELITY(R) VIP
     CONTRAFUND(R)--
      INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------------   ----------
-----
      $      9,516
            (5,189)
      ------------
             4,327
      ------------
           253,337
          (199,781)
      ------------
            53,556
               595
            77,066
      ------------
           131,217
      ------------
      $    135,544
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)

                                             FIDELITY(R)                                         FIDELITY(R) VIP    FIDELITY(R)
                                              VIP EQUITY     FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT         VIP MID-
                                               INCOME--         GROWTH--         INDEX 500--      GRADE BOND--         CAP--
                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................   $     64,465     $     11,600      $    112,440      $     42,100      $         --
  Mortality and expense risk charges......         (9,534)          (3,497)          (10,832)           (1,692)           (9,227)
                                             ------------     ------------      ------------      ------------      ------------
      Net investment income (loss)........         54,931            8,103           101,608            40,408            (9,227)
                                             ------------     ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        404,951          122,345           314,935            97,542           431,078
  Cost of investments sold................       (392,662)        (118,796)         (268,023)         (102,597)         (312,919)
                                             ------------     ------------      ------------      ------------      ------------
      Net realized gain (loss) on
        investments.......................         12,289            3,549            46,912            (5,055)          118,159
  Realized gain distribution received.....        141,663               --                --            25,436            90,375
  Change in unrealized appreciation
    (depreciation) on investments.........       (270,108)         (38,277)         (207,204)          (23,791)           19,085
                                             ------------     ------------      ------------      ------------      ------------
      Net gain (loss) on investments......       (116,156)         (34,728)         (160,292)           (3,410)          227,619
                                             ------------     ------------      ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from
          operations......................   $    (61,225)    $    (26,625)     $    (58,684)     $     36,998      $    218,392
                                             ============     ============      ============      ============      ============

                                               MFS(R)                                        MORGAN STANLEY
                                                 NEW           MFS(R)       MORGAN STANLEY    UIF EMERGING    MORGAN STANLEY
                                              DISCOVERY       UTILITIES      UIF EMERGING       MARKETS       UIF U.S. REAL
                                              SERIES--        SERIES--      MARKETS DEBT--      EQUITY--         ESTATE--
                                            INITIAL CLASS   INITIAL CLASS      CLASS I          CLASS I          CLASS I
                                            --------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $         --    $         --     $         --     $         --     $         --
  Mortality and expense risk charges......          (585)             (1)             (29)          (1,662)          (2,623)
                                            ------------    ------------     ------------     ------------     ------------
      Net investment income (loss)........          (585)             (1)             (29)          (1,662)          (2,623)
                                            ------------    ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        13,881               7              169            6,661          896,315
  Cost of investments sold................       (13,064)             (7)            (153)          (4,664)        (659,657)
                                            ------------    ------------     ------------     ------------     ------------
      Net realized gain (loss) on
        investments.......................           817              --               16            1,997          236,658
  Realized gain distribution received.....            --              --               --               --               --
  Change in unrealized appreciation
    (depreciation) on investments.........       (10,485)            177            2,390           31,456          (42,574)
                                            ------------    ------------     ------------     ------------     ------------
      Net gain (loss) on investments......        (9,668)            177            2,406           33,453          194,084
                                            ------------    ------------     ------------     ------------     ------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $    (10,253)   $        176     $      2,377     $     31,791     $    191,461
                                            ============    ============     ============     ============     ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through June 2005.
(b) For the period May 2005 (Commencement of Investments) through June 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                         JANUS ASPEN       JANUS ASPEN
                                        JANUS ASPEN         SERIES            SERIES           LAZARD
     FIDELITY(R)    FIDELITY(R) VIP        SERIES          MID CAP          WORLDWIDE        RETIREMENT     LORD ABBETT
         VIP             VALUE           BALANCED--        GROWTH--          GROWTH--       INTERNATIONAL     MID-CAP
     OVERSEAS--       STRATEGIES--     INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL        EQUITY          VALUE
    INITIAL CLASS   SERVICE CLASS II       SHARES           SHARES            SHARES        PORTFOLIO(A)     PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
    $      5,173      $         --      $    173,321     $         --      $      7,732     $         --    $        --
          (1,752)              (61)          (41,661)          (1,390)           (1,771)              (5)        (7,017)
    ------------      ------------      ------------     ------------      ------------     ------------    ------------
           3,421               (61)          131,660           (1,390)            5,961               (5)        (7,017)
    ------------      ------------      ------------     ------------      ------------     ------------    ------------
          20,251               922           858,534           36,555           329,143              115      1,880,072
         (18,137)             (894)         (693,515)         (30,633)         (368,004)            (120)    (1,694,353)
    ------------      ------------      ------------     ------------      ------------     ------------    ------------
           2,114                28           165,019            5,922           (38,861)              (5)       185,719
           4,048               905                --               --                --               --             --
           2,609              (707)         (157,605)          21,137            10,055             (231)       (38,488)
    ------------      ------------      ------------     ------------      ------------     ------------    ------------
           8,771               226             7,414           27,059           (28,806)            (236)       147,231
    ------------      ------------      ------------     ------------      ------------     ------------    ------------
    $     12,192      $        165      $    139,074     $     25,669      $    (22,845)    $       (241)   $   140,214
    ============      ============      ============     ============      ============     ============    ============


         MFS(R)
       INVESTORS
     TRUST SERIES--
     INITIAL CLASS
     --------------
      $        923
              (205)
      ------------
               718
      ------------
             2,426
            (1,927)
      ------------
               499
                --
            (2,153)
      ------------
            (1,654)
      ------------
      $       (936)
      ============

                                                                       SCUDDER VIT
      PIMCO LOW        PIMCO REAL      PIMCO TOTAL                       EAFE(R)        SCUDDER VIT     T. ROWE PRICE
      DURATION--        RETURN--         RETURN--         ROYCE           EQUITY         SMALL CAP        BLUE CHIP
    ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE    MICRO-CAP      INDEX FUND--     INDEX FUND--       GROWTH
     CLASS SHARES     CLASS SHARES     CLASS SHARES     PORTFOLIO     CLASS A SHARES   CLASS A SHARES     PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------
     $      2,370     $      6,639     $     60,861    $         --    $         --     $     43,707    $         --
             (291)            (672)          (4,774)           (565)             (1)          (8,487)         (6,526)
     ------------     ------------     ------------    ------------    ------------     ------------    ------------
            2,079            5,967           56,087            (565)             (1)          35,220          (6,526)
     ------------     ------------     ------------    ------------    ------------     ------------    ------------
            2,567           27,292        1,081,608           4,722           1,452          350,016          77,377
           (2,594)         (27,449)      (1,090,522)         (6,167)         (1,275)        (310,406)        (73,839)
     ------------     ------------     ------------    ------------    ------------     ------------    ------------
              (27)            (157)          (8,914)         (1,445)            177           39,610           3,538
               --               --               --              --              --          187,454              --
           (1,139)           7,630           49,378          (8,598)           (143)        (300,761)        (34,173)
     ------------     ------------     ------------    ------------    ------------     ------------    ------------
           (1,166)           7,473           40,464         (10,043)             34          (73,697)        (30,635)
     ------------     ------------     ------------    ------------    ------------     ------------    ------------
     $        913     $     13,440     $     96,551    $    (10,608)   $         33     $    (38,477)   $    (37,161)
     ============     ============     ============    ============    ============     ============    ============


     T. ROWE PRICE
     EQUITY INCOME
       PORTFOLIO
    --------------
     $     56,314
          (11,122)
     ------------
           45,192
     ------------
        1,010,144
         (946,261)
     ------------
           63,883
           53,891
         (186,785)
     ------------
          (69,011)
     ------------
     $    (23,819)
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)


                                            T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE
                                              INDEX 500       INTERNATIONAL     LIMITED-TERM
                                             PORTFOLIO(B)    STOCK PORTFOLIO   BOND PORTFOLIO
                                            -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................   $         10     $         --      $      4,272
  Mortality and expense risk charges......             --             (667)             (329)
                                             ------------     ------------      ------------
      Net investment income (loss)........             10             (667)            3,943
                                             ------------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......             19            4,854           200,579
  Cost of investments sold................            (19)          (4,462)         (206,062)
                                             ------------     ------------      ------------
      Net realized gain (loss) on
        investments.......................             --              392            (5,483)
  Realized gain distribution received.....             --               --                --
  Change in unrealized appreciation
    (depreciation) on investments.........            (19)         (13,820)            3,433
                                             ------------     ------------      ------------
      Net gain (loss) on investments......            (19)         (13,428)           (2,050)
                                             ------------     ------------      ------------
        Net increase (decrease) in net
          assets resulting from
          operations......................   $         (9)    $    (14,095)     $      1,893
                                             ============     ============      ============

                                                             T. ROWE PRICE
                                            T. ROWE PRICE       PERSONAL         VAN ECK
                                             NEW AMERICA        STRATEGY        WORLDWIDE
                                                GROWTH          BALANCED         ABSOLUTE
                                              PORTFOLIO        PORTFOLIO          RETURN
                                            ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................   $         --     $     53,003     $         --
  Mortality and expense risk charges......           (188)          (7,344)             (55)
                                             ------------     ------------     ------------
      Net investment income (loss)........           (188)          45,659              (55)
                                             ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......         53,814          374,375            4,926
  Cost of investments sold................        (54,364)        (343,848)          (4,946)
                                             ------------     ------------     ------------
      Net realized gain (loss) on
        investments.......................           (550)          30,527              (20)
  Realized gain distribution received.....             --               --               --
  Change in unrealized appreciation
    (depreciation) on investments.........          2,362          (42,724)             309
                                             ------------     ------------     ------------
      Net gain (loss) on investments......          1,812          (12,197)             289
                                             ------------     ------------     ------------
        Net increase (decrease) in net
          assets resulting from
          operations......................   $      1,624     $     33,462     $        234
                                             ============     ============     ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through June 2005.
(b) For the period May 2005 (Commencement of Investments) through June 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005 and the year ended December 31, 2004
(Unaudited)

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                 BASIC VALUE--                    BOND--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,587)  $      1,542   $    (20,891)  $    152,789
    Net realized gain (loss) on investments.............           804            134          3,424         15,354
    Realized gain distribution received.................            --             --             --         55,836
    Change in unrealized appreciation (depreciation) on
      investments.......................................        (1,107)        42,210        143,445        (58,215)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        (1,890)        43,886        125,978        165,764
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        62,197         47,700        756,839        676,074
    Cost of insurance...................................       (13,067)       (23,020)       (84,209)      (144,716)
    Policyowners' surrenders............................            --        (13,117)            --             --
    Net transfers from (to) Fixed Account...............        86,184         18,396         70,270         50,993
    Transfers between Investment Divisions..............            --             --        111,058      1,420,778
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       135,314         29,959        853,958      2,003,129
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            36            (30)          (196)          (287)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       133,460         73,815        979,740      2,168,606
NET ASSETS:
    Beginning of period.................................       463,202        389,387      6,135,701      3,967,095
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    596,662   $    463,202   $  7,115,441   $  6,135,701
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                 GOVERNMENT--                    GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (3,897)  $     35,223   $     (1,280)  $     (1,367)
    Net realized gain (loss) on investments.............         1,296            285         (6,498)       (11,409)
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        27,168        (12,277)       (11,525)        (4,861)
                                                          ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
          from operations...............................        24,567         23,231        (19,303)       (17,637)
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       183,675        210,905         54,801         98,096
    Cost of insurance...................................       (17,395)       (30,431)        (7,822)       (16,419)
    Policyowners' surrenders............................            --             --             --        (23,688)
    Net transfers from (to) Fixed Account...............         5,035        (14,459)         3,240         10,717
    Transfers between Investment Divisions..............       104,871         (5,906)       104,871       (144,829)
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       276,186        160,109        155,090        (76,123)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (44)           (40)            49             19
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       300,709        183,300        135,836        (93,741)
NET ASSETS:
    Beginning of period.................................     1,003,811        820,511        316,356        410,097
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  1,304,520   $  1,003,811   $    452,192   $    316,356
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through June 2005.
(h) For the period May 2005 (Commencement of Investments) through June 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            MAINSTAY VP                                                 MAINSTAY VP                   MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (12,935)  $   (110,222)  $     64,083   $     94,181   $   (117,315)  $    913,341   $       (735)  $      3,809
        (180,761)   (12,788,142)           (24)         2,906        788,122     (9,577,927)          (138)         1,213
              --             --             --             --             --             --             --             --
         167,211     12,149,736             (5)           144        (41,839)    18,160,246          3,610          7,552
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (26,485)      (748,628)        64,054         97,231        628,968      9,495,660          2,737         12,574
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         107,957        179,045      1,777,241     10,753,344        773,175      1,143,542         49,658         60,307
         (23,203)      (395,160)      (107,150)      (146,258)      (245,659)      (786,299)        (2,039)        (3,070)
              --         (2,025)            --       (726,942)            --             --             --             --
       5,432,833          1,234     (3,953,059)   298,939,665     (4,026,584)         7,384        133,924            866
        (327,937)   (11,641,842)    (6,422,297)  (302,042,021)       (60,519)    46,687,666        104,871        (20,213)
         (25,557)      (113,351)            --             --        (36,036)      (147,257)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,164,093    (11,972,099)    (8,705,265)     6,777,788     (3,595,623)    46,905,036        286,414         37,890
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             161          1,421             (9)           (96)         3,057         (2,679)             1             (5)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,137,769    (12,719,306)    (8,641,220)     6,874,923     (2,963,598)    56,398,017        289,152         50,459
       8,674,119     21,393,425     15,402,406      8,527,483     87,579,350     31,181,333        229,085        178,626
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 13,811,888   $  8,674,119   $  6,761,186   $ 15,402,406   $ 84,615,752   $ 87,579,350   $    518,237   $    229,085
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP
            HIGH YIELD                    MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
         CORPORATE BOND--              INCOME & GROWTH--          INTERNATIONAL EQUITY--            MID CAP CORE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (16,209)  $    264,599   $       (170)  $        816   $   (178,141)  $    290,493   $    (47,719)  $    121,319
          14,883         25,315             75             32        114,159          1,717         68,042         19,453
              --             --             --             --             --             --             --        728,829
          (4,932)       160,323         (1,382)         5,158       (335,012)     6,570,463      2,306,714      4,943,357
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (6,258)       450,237         (1,477)         6,006       (398,994)     6,862,673      2,327,037      5,812,958
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,188,294        799,643          1,841             --      1,459,917      2,328,805          2,586         29,153
         (71,706)      (124,091)        (1,645)          (578)      (653,702)      (612,325)       (81,289)       (67,684)
              --        (32,776)            --             --             --         (4,383)            --         (2,328)
         507,952         76,773          1,531         43,830        784,290         30,032       (648,447)         1,862
           9,115        (59,049)       418,594             --        323,249     28,897,685         38,797     32,230,129
              --             --             --             --        (22,456)       (85,191)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,633,655        660,500        420,321         43,252      1,891,298     30,554,623       (688,353)    32,191,132
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              64           (713)            --             --          3,216         (6,952)           313         (2,022)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,627,461      1,110,024        418,844         49,258      1,495,520     37,410,344      1,638,997     38,002,068
       4,365,687      3,255,663         53,261          4,003     53,806,037     16,395,693     38,047,460         45,392
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  5,993,148   $  4,365,687   $    472,105   $     53,261   $ 55,301,557   $ 53,806,037   $ 39,686,457   $ 38,047,460
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005 and the year ended December 31, 2004
(Unaudited)

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                               MID CAP GROWTH--               MID CAP VALUE--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005         2004(a)          2005         2004(c)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $       (278)  $        (20)  $    (67,840)  $    365,443
    Net realized gain (loss) on investments.............         7,112             11         18,152          5,874
    Realized gain distribution received.................            --             --             --        470,229
    Change in unrealized appreciation (depreciation) on
      investments.......................................         9,049          8,061        521,920      5,630,421
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        15,883          8,052        472,232      6,471,967
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        56,405         90,885         14,243             --
    Cost of insurance...................................        (1,996)          (389)      (124,576)      (103,276)
    Policyowners' surrenders............................            --             --             --             --
    Net transfers from (to) Fixed Account...............        93,284         44,973          8,644         10,999
    Transfers between Investment Divisions..............         2,128             --             --     48,302,687
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       149,821        135,469       (101,689)    48,210,410
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             --          1,080         (2,244)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       165,704        143,521        371,623     54,680,133
NET ASSETS:
    Beginning of period.................................       143,521             --     54,680,133             --
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    309,225   $    143,521   $ 55,051,756   $ 54,680,133
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP
                                                                  LORD ABBETT                 ALGER AMERICAN
                                                              DEVELOPING GROWTH--           LEVERAGED ALLCAP--
                                                                 INITIAL CLASS                CLASS O SHARES
                                                          ---------------------------   ---------------------------
                                                              2005         2004(a)          2005         2004(a)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $         --   $         --   $        (14)  $        (11)
    Net realized gain (loss) on investments.............            --             16            (17)            (5)
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................            --             --            (41)           886
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................            --             16            (72)           870
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................            --             --          1,741            438
    Cost of insurance...................................            --             --            (42)           (98)
    Policyowners' surrenders............................            --             --             --             --
    Net transfers from (to) Fixed Account...............            --          2,187             --         11,332
    Transfers between Investment Divisions..............            --         (2,203)        (4,255)            --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............            --            (16)        (2,556)        11,672
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............            --             --         (2,628)        12,542
NET ASSETS:
    Beginning of period.................................            --             --         12,542             --
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $         --   $         --   $      9,914   $     12,542
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through June 2005.
(h) For the period May 2005 (Commencement of Investments) through June 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
        S&P 500(R) INDEX--            SMALL CAP GROWTH--              TOTAL RETURN--                    VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005         2004(a)          2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (420,763)  $  1,107,254   $        (23)  $         (6)  $     (5,264)  $     13,755   $   (168,396)  $  1,270,130
        (406,008)    (1,013,354)             5             (4)        (3,010)      (132,742)       288,893         22,728
              --             --             --             --             --             --             --             --
        (899,806)    10,169,524            502            450         29,756        177,796      1,667,705     10,379,156
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,726,577)    10,263,424            484            440         21,482         58,809      1,788,202     11,672,014
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,478,891      2,706,684         12,490            917        215,113        279,647        488,421         14,005
      (1,498,146)    (2,467,862)          (196)           (69)       (17,317)       (32,908)      (319,839)      (287,257)
              --        (43,348)            --             --             --             --             --             --
       1,644,129        (90,146)         2,879          4,803         12,416             --       (420,452)            51
         158,335     28,346,643             --             --             --       (201,106)         8,622    118,619,011
        (119,097)      (491,671)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,664,112     27,960,300         15,173          5,651        210,212         45,633       (243,248)   118,345,810
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          11,796         (8,509)            --             --             49            (67)         2,535         (3,019)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (50,669)    38,215,215         15,657          6,091        231,743        104,375      1,547,489    130,014,805
     131,638,529     93,423,314          6,091             --      1,360,643      1,256,268    130,076,041         61,236
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $131,587,860   $131,638,529   $     21,748   $      6,091   $  1,592,386   $  1,360,643   $131,623,530   $130,076,041
    ============   ============   ============   ============   ============   ============   ============   ============

          ALGER AMERICAN                   AMERICAN                                                   DREYFUS IP
      SMALL CAPITALIZATION--         CENTURY(R) VP VALUE--                CALVERT                 TECHNOLOGY GROWTH--
          CLASS O SHARES                   CLASS II                   SOCIAL BALANCED               INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005         2004(c)          2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $       (653)  $     (1,564)  $      1,141   $        (84)  $     (2,730)  $      6,380   $       (567)  $       (225)
          53,329          1,807            (73)            (1)           716            365           (177)        (2,683)
              --             --         18,933             --             --             --             --             --
         (45,388)        46,395        (19,298)         8,203         21,556         14,825         (8,312)           215
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           7,288         46,638            703          8,118         19,542         21,570         (9,056)        (2,693)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          56,540         76,963         36,515             --        275,803        339,788         10,188          4,703
          (2,704)        (4,912)        (2,153)          (938)        (7,294)        (5,646)        (1,817)        (2,031)
              --        (24,433)            --             --             --        (21,315)            --             --
             651         10,046             --             --          9,946         62,550             --         11,606
        (223,158)        28,691         56,059        104,999        740,480        (15,065)       153,394        120,025
            (581)            --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (169,252)        86,355         90,421        104,061      1,018,935        360,312        161,765        134,303
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              22            (48)             4             (2)            (6)            (2)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (161,942)       132,945         91,128        112,177      1,038,471        381,880        152,709        131,610
         403,932        270,987        112,177             --        409,318         27,438        132,576            966
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    241,990   $    403,932   $    203,305   $    112,177   $  1,447,789   $    409,318   $    285,285   $    132,576
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005 and the year ended December 31, 2004
(Unaudited)

                                                                  DREYFUS VIF                 FIDELITY(R) VIP
                                                             DEVELOPING LEADERS--             CONTRAFUND(R)--
                                                                INITIAL SHARES                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $       (335)  $       (329)  $      4,327   $     (1,629)
    Net realized gain (loss) on investments.............           398         53,182         53,556         31,690
    Realized gain distribution received.................            --             --            595             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         3,365        (26,678)        77,066        248,467
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         3,428         26,175        135,544        278,528
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        95,248        155,905        367,537        603,934
    Cost of insurance...................................        (3,427)        (7,004)       (40,112)       (48,621)
    Policyowners' surrenders............................            --         (2,200)       (17,665)       (41,926)
    Net transfers from (to) Fixed Account...............         9,864         (3,609)       568,798         59,912
    Transfers between Investment Divisions..............            --       (167,209)       698,631        453,390
    Policyowners' death benefits........................          (568)            --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       101,117        (24,117)     1,577,189      1,026,689
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             7            (10)            43           (150)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       104,552          2,048      1,712,776      1,305,067
NET ASSETS:
    Beginning of period.................................       200,078        198,030      2,555,437      1,250,370
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    304,630   $    200,078   $  4,268,213   $  2,555,437
                                                          ============   ============   ============   ============

                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                                   MID-CAP--                    OVERSEAS--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (9,227)  $     (4,309)  $      3,421   $       (451)
    Net realized gain (loss) on investments.............       118,159         (1,267)         2,114         (5,761)
    Realized gain distribution received.................        90,375             --          4,048             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        19,085        657,216          2,609         88,783
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       218,392        651,640         12,192         82,571
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,147,569      2,073,654      1,071,164        370,245
    Cost of insurance...................................       (43,738)       (35,204)       (10,681)        (5,275)
    Policyowners' surrenders............................            --        (10,794)            --             --
    Net transfers from (to) Fixed Account...............     1,803,823      1,569,137        262,474        264,058
    Transfers between Investment Divisions..............       289,151        288,613        419,997        (16,633)
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     3,196,805      3,885,406      1,742,954        612,395
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             7            (41)            --             (1)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     3,415,204      4,537,005      1,755,146        694,965
NET ASSETS:
    Beginning of period.................................     4,813,424        276,419        704,663          9,698
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  8,228,628   $  4,813,424   $  2,459,809   $    704,663
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through June 2005.
(h) For the period May 2005 (Commencement of Investments) through June 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                    FIDELITY(R) VIP
          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP                 INVESTMENT
          EQUITY INCOME--                  GROWTH--                     INDEX 500--                  GRADE BOND--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     54,931   $     13,765   $      8,103   $     (1,421)  $    101,608   $       (124)  $     40,408   $     24,338
          12,289          2,077          3,549        (24,713)        46,912        (39,884)        (5,055)        48,400
         141,663          6,577             --             --             --             --         25,436         21,195
        (270,108)       304,640        (38,277)       134,390       (207,204)       531,743        (23,791)       (11,971)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (61,225)       327,059        (26,625)       108,256        (58,684)       491,735         36,998         81,962
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         760,509      1,125,683        634,457      1,009,524      4,124,471      2,737,942        240,008        403,714
         (42,058)       (67,313)       (12,114)       (16,111)       (90,455)       (60,805)       (13,239)       (23,733)
              --        (23,835)            --             --             --         (1,494)       (10,945)       (12,622)
        (317,803)       737,638        445,080        592,390        522,039      2,732,857        135,053        (54,465)
          (5,989)         2,615         (5,559)         3,107      1,201,225         73,261        321,174         29,497
              --             --             --             --           (566)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         394,659      1,774,788      1,061,864      1,588,910      5,756,714      5,481,761        672,051        342,391
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             196           (141)            12              1             27            (14)           (12)           (17)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         333,630      2,101,706      1,035,251      1,697,167      5,698,057      5,973,482        709,037        424,336
       3,657,987      1,556,281      1,905,522        208,355      6,367,716        394,234      1,040,192        615,856
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  3,991,617   $  3,657,987   $  2,940,773   $  1,905,522   $ 12,065,773   $  6,367,716   $  1,749,229   $  1,040,192
    ============   ============   ============   ============   ============   ============   ============   ============

                                          JANUS ASPEN                   JANUS ASPEN                   JANUS ASPEN
       FIDELITY(R) VIP VALUE                SERIES                        SERIES                        SERIES
           STRATEGIES--                   BALANCED--                 MID CAP GROWTH--             WORLDWIDE GROWTH--
         SERVICE CLASS II            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005         2004(E)          2005           2004           2005         2004(A)          2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $        (61)  $         (8)  $    131,660   $    203,306   $     (1,390)  $       (470)  $      5,961   $      2,756
              28              6        165,019         70,663          5,922        (12,886)       (38,861)       (21,965)
             905             --             --             --             --             --             --             --
            (707)         3,009       (157,605)       671,802         21,137         94,790         10,055         51,288
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             165          3,007        139,074        945,771         25,669         81,434        (22,845)        32,079
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          24,444             --        514,781        695,783        309,803        382,722        125,165        183,330
            (490)           (51)      (189,508)      (341,843)        (6,442)        (5,140)       (11,856)       (22,180)
              --             --             --        (28,074)            --             --             --         (4,782)
          24,931         23,884        128,055        633,761        151,324        157,821        377,244         58,628
           5,955             --       (523,410)       200,813        636,653         21,498       (278,479)            --
              --             --             --             --           (587)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          54,840         23,833        (70,082)     1,160,440      1,090,751        556,901        212,074        214,996
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --            476         (1,033)            --             --             44            (52)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          55,005         26,840         69,468      2,105,178      1,116,420        638,335        189,273        247,023
          26,840             --     13,365,988     11,260,810        638,335             --        714,581        467,558
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     81,845   $     26,840   $ 13,435,456   $ 13,365,988   $  1,754,755   $    638,335   $    903,854   $    714,581
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005 and the year ended December 31, 2004
(Unaudited)

                                                           LAZARD RETIREMENT             LORD ABBETT
                                                          INTERNATIONAL EQUITY          MID-CAP VALUE
                                                               PORTFOLIO                  PORTFOLIO
                                                          --------------------   ---------------------------
                                                                2005(g)              2005           2004
                                                          --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................      $         (5)      $     (7,017)  $     11,554
    Net realized gain (loss) on investments.............                (5)           185,719          8,529
    Realized gain distribution received.................                --                 --         81,840
    Change in unrealized appreciation (depreciation) on
      investments.......................................              (231)           (38,488)       695,782
                                                              ------------       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................              (241)           140,214        797,705
                                                              ------------       ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................             7,942          1,352,924      3,848,921
    Cost of insurance...................................              (111)           (64,984)       (53,110)
    Policyowners' surrenders............................                --                 --             --
    Net transfers from (to) Fixed Account...............             1,326           (651,751)       601,673
    Transfers between Investment Divisions..............                --                 --        499,603
    Policyowners' death benefits........................                --                 --             --
                                                              ------------       ------------   ------------
      Net contributions and (withdrawals)...............             9,157            636,189      4,897,087
                                                              ------------       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................                --                 23            (53)
                                                              ------------       ------------   ------------
        Increase (decrease) in net assets...............             8,916            776,426      5,694,739
NET ASSETS:
    Beginning of period.................................                --          6,039,906        345,167
                                                              ------------       ------------   ------------
    End of period.......................................      $      8,916       $  6,816,332   $  6,039,906
                                                              ============       ============   ============

                                                              MORGAN STANLEY UIF            MORGAN STANLEY UIF
                                                               EMERGING MARKETS             U.S. REAL ESTATE--
                                                                EQUITY--CLASS I                   CLASS I
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,662)  $       (221)  $     (2,623)  $     15,629
    Net realized gain (loss) on investments.............         1,997          3,797        236,658         28,598
    Realized gain distribution received.................            --             --             --         21,270
    Change in unrealized appreciation (depreciation) on
      investments.......................................        31,456         78,260        (42,574)       336,718
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        31,791         81,836        191,461        402,215
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       333,060        292,089        574,410        595,111
    Cost of insurance...................................        (6,763)        (5,164)       (12,040)       (18,941)
    Policyowners' surrenders............................            --         (8,493)            --         (2,721)
    Net transfers from (to) Fixed Account...............        36,054         13,279        113,728        118,919
    Transfers between Investment Divisions..............       235,712        105,645       (284,725)         7,817
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       598,063        397,356        391,373        700,185
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (2)           (10)            (9)           (83)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       629,852        479,182        582,825      1,102,317
NET ASSETS:
    Beginning of period.................................       510,062         30,880      1,760,490        658,173
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  1,139,914   $    510,062   $  2,343,315   $  1,760,490
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through June 2005.
(h) For the period May 2005 (Commencement of Investments) through June 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

              MFS(R)                        MFS(R)
             INVESTORS                   NEW DISCOVERY                    MFS(R)                  MORGAN STANLEY UIF
          TRUST SERIES--                   SERIES--                 UTILITIES SERIES--             EMERGING MARKETS
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 DEBT--CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005         2004(a)          2005           2004           2005         2004(a)
    ---------------------------------------------------------------------------------------------------------------------
    $        718   $        399   $       (585)  $       (301)  $         (1)  $      3,215   $        (29)  $      7,811
             499            633            817           (709)            --         28,630             16         (9,918)
              --             --             --             --             --             --             --          3,661
          (2,153)        11,314        (10,485)        39,907            177        (19,528)         2,390             30
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (936)        12,346        (10,253)        38,897            176         12,317          2,377          1,584
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --         52,041         67,521        120,009          7,800          3,978          6,353         57,061
          (2,247)        (4,128)        (1,339)        (1,100)            (7)        (3,132)          (156)        (1,307)
              --             --             --             --             --             --             --             --
              --             --        131,210        155,463            396             --         22,213         50,741
              --             --          2,964          1,987             --       (237,385)         8,624       (107,646)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,247)        47,913        200,356        276,359          8,189       (236,539)        37,034         (1,151)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
               4             (4)            --             --             --            (11)            (1)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (3,179)        60,255        190,103        315,256          8,365       (224,233)        39,410            433
         168,919        108,664        315,256             --             --        224,233            433             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    165,740   $    168,919   $    505,359   $    315,256   $      8,365   $         --   $     39,843   $        433
    ============   ============   ============   ============   ============   ============   ============   ============

             PIMCO LOW                    PIMCO REAL                    PIMCO TOTAL
            DURATION--                     RETURN--                      RETURN--                        ROYCE
          ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE                   MICRO-CAP
           CLASS SHARES                  CLASS SHARES                  CLASS SHARES                    PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005         2004(f)          2005         2004(f)          2005         2004(c)          2005         2004(f)
    ---------------------------------------------------------------------------------------------------------------------
    $      2,079   $        564   $      5,967   $        228   $     56,087   $     14,903   $       (565)  $        (44)
             (27)            (1)          (157)            --         (8,914)         1,147         (1,445)           (25)
              --            610             --          3,135             --         38,301             --          9,880
          (1,139)        (1,162)         7,630         (1,517)        49,378        (11,326)        (8,598)         2,990
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             913             11         13,440          1,846         96,551         43,025        (10,608)        12,801
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             758             --      1,192,868             --      2,343,588      2,469,632         76,598        181,770
          (2,320)          (646)        (7,829)          (232)       (45,010)       (24,841)        (4,306)          (426)
              --             --             --             --             --             --             --             --
           5,965             --         46,218             --        (20,315)       539,259        225,862             --
          78,878        201,160          4,363        100,580      1,078,193             --          4,363        100,580
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          83,281        200,514      1,235,620        100,348      3,356,456      2,984,050        302,517        281,924
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (1)            --             (1)            --             (2)            --              2             (1)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          84,193        200,525      1,249,059        102,194      3,453,005      3,027,075        291,911        294,724
         200,525             --        102,194             --      3,027,075             --        294,724             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    284,718   $    200,525   $  1,351,253   $    102,194   $  6,480,080   $  3,027,075   $    586,635   $    294,724
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005 and the year ended December 31, 2004
(Unaudited)

                                                              SCUDDER VIT EAFE(R)               SCUDDER VIT
                                                              EQUITY INDEX FUND--         SMALL CAP INDEX FUND--
                                                                CLASS A SHARES                CLASS A SHARES
                                                          ---------------------------   ---------------------------
                                                              2005         2004(E)          2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $         (1)  $         (1)  $     35,220   $       (592)
    Net realized gain (loss) on investments.............           177             --         39,610        (19,227)
    Realized gain distribution received.................            --             --        187,454             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................          (143)           143       (300,761)       168,426
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................            33            142        (38,477)       148,607
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................            --             --        661,305        989,656
    Cost of insurance...................................            (4)            (2)       (19,239)        (9,338)
    Policyowners' surrenders............................            --             --             --             --
    Net transfers from (to) Fixed Account...............            --          1,278        281,386        280,402
    Transfers between Investment Divisions..............        (1,447)            --        178,761      4,485,627
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        (1,451)         1,276      1,102,213      5,746,347
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             --              1             (3)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        (1,418)         1,418      1,063,737      5,894,951
NET ASSETS:
    Beginning of period.................................         1,418             --      5,895,945            994
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $         --   $      1,418   $  6,959,682   $  5,895,945
                                                          ============   ============   ============   ============

                                                                 T. ROWE PRICE                 T. ROWE PRICE
                                                              INTERNATIONAL STOCK            LIMITED-TERM BOND
                                                                   PORTFOLIO                     PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2005         2004(B)          2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $       (667)  $      3,459   $      3,943   $      5,293
    Net realized gain (loss) on investments.............           392             16         (5,483)           (32)
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (13,820)        34,636          3,433         (3,862)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       (14,095)        38,111          1,893          1,399
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        34,642         18,978         28,698         79,483
    Cost of insurance...................................        (5,918)        (3,890)        (2,935)        (2,602)
    Policyowners' surrenders............................            --             --             --         (3,719)
    Net transfers from (to) Fixed Account...............        70,553        175,216         18,567         20,319
    Transfers between Investment Divisions..............        66,530        138,837        (56,790)        34,444
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       165,807        329,141        (12,460)       127,925
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             5             (5)            (1)            (1)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       151,717        367,247        (10,568)       129,323
NET ASSETS:
    Beginning of period.................................       367,247             --        263,222        133,899
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    518,964   $    367,247   $    252,654   $    263,222
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through June 2005.
(h) For the period May 2005 (Commencement of Investments) through June 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

           T. ROWE PRICE                 T. ROWE PRICE          T. ROWE PRICE
         BLUE CHIP GROWTH                EQUITY INCOME            INDEX 500
             PORTFOLIO                     PORTFOLIO              PORTFOLIO
    ---------------------------   ---------------------------   -------------
        2005         2004(d)          2005           2004          2005(h)
    -------------------------------------------------------------------------
    $     (6,526)  $     21,267   $     45,192   $     48,422   $         10
           3,538          1,495         63,883         26,401             --
              --             --         53,891        108,674             --
         (34,173)       345,717       (186,785)       427,083            (19)
    ------------   ------------   ------------   ------------   ------------
         (37,161)       368,479        (23,819)       610,580             (9)
    ------------   ------------   ------------   ------------   ------------
       1,454,555      4,115,558      1,826,394      3,393,656            682
         (69,492)       (47,202)       (89,365)      (106,069)           (19)
              --             --             --        (17,542)            --
         282,089        149,860        681,162        304,529          2,396
              --        115,051        579,636        (63,144)            --
              --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------
       1,667,152      4,333,267      2,997,827      3,511,430          3,059
    ------------   ------------   ------------   ------------   ------------
               8             (5)            96           (134)            --
    ------------   ------------   ------------   ------------   ------------
       1,629,999      4,701,741      2,974,104      4,121,876          3,050
       4,701,741             --      6,075,937      1,954,061             --
    ------------   ------------   ------------   ------------   ------------
    $  6,331,740   $  4,701,741   $  9,050,041   $  6,075,937   $      3,050
    ============   ============   ============   ============   ============

           T. ROWE PRICE                 T. ROWE PRICE                    VAN ECK
        NEW AMERICA GROWTH        PERSONAL STRATEGY BALANCED        WORLDWIDE ABSOLUTE
             PORTFOLIO                     PORTFOLIO                      RETURN
    ---------------------------   ---------------------------   ---------------------------
        2005         2004(f)          2005         2004(b)          2005         2004(a)
    ---------------------------------------------------------------------------------------
    $       (188)  $         --   $     45,659   $     12,106   $        (55)  $         (9)
            (550)            --         30,527         (4,534)           (20)            (1)
              --             --             --          7,983             --             --
           2,362            364        (42,724)       142,798            309            (20)
    ------------   ------------   ------------   ------------   ------------   ------------
           1,624            364         33,462        158,353            234            (30)
    ------------   ------------   ------------   ------------   ------------   ------------
         112,095         45,879      1,013,376      1,919,381         15,360            217
          (1,933)            --        (30,463)       (18,109)          (109)           (99)
              --             --             --             --             --             --
         143,496          2,468          6,446         25,277         34,073          7,088
          10,468             --         43,108      3,099,609         (4,260)         2,203
              --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
         264,126         48,347      1,032,467      5,026,158         45,064          9,409
    ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
         265,750         48,711      1,065,929      5,184,511         45,298          9,379
          48,711             --      5,184,511             --          9,379             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $    314,461   $     48,711   $  6,250,440   $  5,184,511   $     54,677   $      9,379
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies") and CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC, NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, Lazard Asset Management LLC, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), Pacific Investment Management Company LLC, the Universal Institutional Funds, Inc., Scudder VIT Funds, Royce and Associates, the T. Rowe Price Equity Series, Inc., and the T. Rowe Price Fixed Income Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.
New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.
The following Investment Divisions are available to CSVUL policyowners: Mainstay VP Basic Value (formerly known as Mainstay VP Dreyfus Large Company Value), Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, Mainstay VP Growth (formerly known as Mainstay VP Eagle Asset Management Growth Equity), Mainstay VP High Yield Corporate Bond, Mainstay VP Income and Growth (formerly known as Mainstay VP America Century Income and Growth), Mainstay VP International Equity, Mainstay VP S&P 500(R) Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP Total Return, Mainstay VP Value, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) VIP Equity Income -- Initial Class, Janus Aspen Series
Balanced -- Institutional Shares, Janus Aspen Series Worldwide
Growth -- Institutional Shares, Morgan Stanley UIF Emerging Markets
Equity -- Class I, and T. Rowe Price Equity Income Portfolio.
The following Investment Divisions are available to CESVUL2, CESVUL3 and CESVUL4 policyowners: Mainstay VP Basic Value (formerly known as Mainstay VP Dreyfus Large Company Value), Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, Mainstay VP Growth (formerly known as Mainstay VP Eagle Asset Management Growth Equity), Mainstay VP High Yield Corporate Bond, Mainstay VP Income and Growth (formerly known as Mainstay VP America Century Income and Growth), Mainstay VP International Equity, Mainstay VP Mid Cap Core, Mainstay VP Mid Cap Growth, Mainstay VP Mid Cap Value, Mainstay VP S&P 500(R) Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP Small Cap Growth, Mainstay VP Value, Alger American Leveraged AllCap -- Class O Shares, Alger American Small Capitalization -- Class O Shares, American Century(R) VP Value -- Class II, Calvert Social Balanced, Dreyfus IP Technology Growth -- Initial Shares, Dreyfus VIF Developing Leaders -- Initial Shares (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) VIP Equity Income -- Initial Class, Fidelity(R) VIP Growth -- Initial Class, Fidelity(R) VIP Index 500 -- Initial Class, Fidelity(R) VIP Investment Grade Bond -- Initial Class, Fidelity(R) VIP Mid-Cap -- Initial Class, Fidelity(R) VIP Overseas -- Initial Class, Fidelity(R) VIP Value Strategies -- Service Class II, Janus Aspen Series Balanced -- Institutional Shares, Janus Aspen Series Mid Cap Growth -- Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide Growth -- Institutional Shares, Lazard Retirement International Equity Portfolio, Lord Abbett Mid-Cap Value Portfolio, MFS(R) Investors Trust Series -- Initial Class, MFS(R) New Discovery
Series -- Initial Class, MFS(R) Utilities Series -- Initial Class, Morgan Stanley UIF Emerging Markets Debt -- Class I, Morgan Stanley UIF Emerging Markets Equity -- Class I, Morgan Stanley UIF U.S. Real Estate -- Class I, Pimco All Asset -- Administrative Class Shares, Pimco Low Duration -- Administrative Class Shares, Pimco Real Return -- Administrative Class Shares, Pimco Total Return -- Administrative Class Shares, Royce Micro-Cap

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

Portfolio, Scudder VIT Small Cap Index Fund -- Class A Shares, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Index 500 Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price New America Growth Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio and Van Eck Worldwide Absolute Return.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment division: Pimco All Asset -- Administrative Class Shares.

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2005, the investments of CSVUL Separate Account-I are as follows:

                                                               MAINSTAY VP                       MAINSTAY VP
                             MAINSTAY VP      MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON      MAINSTAY VP
                            BASIC VALUE--        BOND--       APPRECIATION--        CASH           STOCK--     CONVERTIBLE--
                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS  INITIAL CLASS
                            ------------------------------------------------------------------------------------------------
Number of shares..........           54              524              642            6,762            4,093            46
Identified cost...........     $    563         $  6,999         $ 13,741         $  6,762         $ 76,543      $    504

                                                                                                    ALGER           ALGER
                                                                                MAINSTAY VP        AMERICAN        AMERICAN
                             MAINSTAY VP                                        LORD ABBETT       LEVERAGED         SMALL
                              SMALL CAP       MAINSTAY VP      MAINSTAY VP       DEVELOPING        ALLCAP--    CAPITALIZATION--
                               GROWTH--      TOTAL RETURN--      VALUE--          GROWTH--         CLASS O         CLASS O
                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES          SHARES
                            ---------------------------------------------------------------------------------------------------
Number of shares..........            2               94            7,881               --               --              12
Identified cost...........     $     21         $  1,502         $119,649         $     --         $      9        $    203

  Investment activity for the six months ended June 30, 2005, was as follows:

                                                               MAINSTAY VP                       MAINSTAY VP
                             MAINSTAY VP      MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON      MAINSTAY VP
                            BASIC VALUE--        BOND--       APPRECIATION--        CASH           STOCK--     CONVERTIBLE--
                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS  INITIAL CLASS
                            ------------------------------------------------------------------------------------------------
Purchases.................     $    148         $  1,299         $  5,721         $  3,246         $    870      $    328
Proceeds from sales.......           15              465              571           11,887            4,581            42

                                                                                                    ALGER           ALGER
                                                                                MAINSTAY VP        AMERICAN        AMERICAN
                             MAINSTAY VP                                        LORD ABBETT       LEVERAGED         SMALL
                              SMALL CAP       MAINSTAY VP      MAINSTAY VP       DEVELOPING        ALLCAP--    CAPITALIZATION--
                               GROWTH--      TOTAL RETURN--      VALUE--          GROWTH--         CLASS O         CLASS O
                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES          SHARES
                            ---------------------------------------------------------------------------------------------------
Purchases.................     $     15         $    225         $  2,217         $     --         $      2        $     61
Proceeds from sales.......           --               19            2,625               --                4             231

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                 MAINSTAY VP
                                 HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
 MAINSTAY VP     MAINSTAY VP      CORPORATE       INCOME &      INTERNATIONAL      MID CAP         MID CAP         MID CAP
GOVERNMENT--      GROWTH--         BOND--         GROWTH--        EQUITY--         CORE--         GROWTH--         VALUE--
INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
-----------------------------------------------------------------------------------------------------------------------------
       120               43             606              41           3,940           2,849              25           4,430
  $  1,280         $    536        $  5,424        $    468        $ 49,397        $ 32,451        $    292        $ 48,932


 MAINSTAY VP
 S&P 500(R)
   INDEX--
INITIAL CLASS
-------------
      5,458
   $143,084

  AMERICAN                      DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
CENTURY(R) VP     CALVERT       TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY        FIDELITY(R) VIP
   VALUE--        SOCIAL         GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--
  CLASS II       BALANCED     INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------
         26           762              35                7               155               168                94
   $    215      $  1,411        $    293         $    288          $  3,817          $  3,823          $  2,823

                FIDELITY(R) VIP
                  INVESTMENT
FIDELITY(R) VIP      GRADE
  INDEX 500--       BOND--
 INITIAL CLASS   INITIAL CLASS
--------------- ---------------
          90            137
    $ 11,686       $  1,774

                                 MAINSTAY VP
                                 HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
 MAINSTAY VP     MAINSTAY VP      CORPORATE       INCOME &      INTERNATIONAL      MID CAP         MID CAP         MID CAP
GOVERNMENT--      GROWTH--         BOND--         GROWTH--        EQUITY--         CORE--         GROWTH--         VALUE--
INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
-----------------------------------------------------------------------------------------------------------------------------
  $    317         $    163        $  1,826        $    421        $  2,658        $    247        $    196        $     23
        45                9             208               1             942             983              47             192


 MAINSTAY VP
 S&P 500(R)
   INDEX--
INITIAL CLASS
-------------
   $  4,078
      2,830

  AMERICAN                      DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
CENTURY(R) VP     CALVERT       TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY        FIDELITY(R) VIP
   VALUE--        SOCIAL         GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--
  CLASS II       BALANCED     INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------
   $    111      $  1,025        $    164         $    105          $  1,835          $    997          $  1,192
          1             8               2                4               253               405               122

                FIDELITY(R) VIP
                  INVESTMENT
FIDELITY(R) VIP      GRADE
  INDEX 500--       BOND--
 INITIAL CLASS   INITIAL CLASS
--------------- ---------------
    $  6,173       $    835
         315             98

--------------------------------------------------------------------------------

                                                                                                  JANUS ASPEN    JANUS ASPEN
                                                                                 JANUS ASPEN         SERIES        SERIES
                                                             FIDELITY(R) VIP        SERIES          MID CAP       WORLDWIDE
                         FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE           BALANCED--        GROWTH--      GROWTH--
                            MID-CAP--        OVERSEAS--        STRATEGIES--     INSTITUTIONAL    INSTITUTIONAL  INSTITUTIONAL
                          INITIAL CLASS     INITIAL CLASS    SERVICE CLASS II       SHARES           SHARES        SHARES
                         ----------------------------------------------------------------------------------------------------
Number of shares.......          269               145                  6               551               68             35
Identified cost........     $  7,497          $  2,367           $     80          $ 12,820         $  1,639       $    888

                                                                                                 SCUDDER VIT   SCUDDER VIT
                            PIMCO LOW        PIMCO REAL        PIMCO TOTAL                      EAFE(R) EQUITY  SMALL CAP
                           DURATION--         RETURN--          RETURN--           ROYCE         INDEX FUND--  INDEX FUND--
                         ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      MICRO-CAP         CLASS A       CLASS A
                          CLASS SHARES      CLASS SHARES      CLASS SHARES       PORTFOLIO          SHARES        SHARES
                         --------------------------------------------------------------------------------------------------
Number of shares.......           28               103               609                53               --           511
Identified cost........     $    287          $  1,345          $  6,442          $    592         $     --      $  7,092

                                                                                                  JANUS ASPEN    JANUS ASPEN
                                                                                 JANUS ASPEN         SERIES        SERIES
                                                             FIDELITY(R) VIP        SERIES          MID CAP       WORLDWIDE
                         FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE           BALANCED--        GROWTH--      GROWTH--
                            MID-CAP--        OVERSEAS--        STRATEGIES--     INSTITUTIONAL    INSTITUTIONAL  INSTITUTIONAL
                          INITIAL CLASS     INITIAL CLASS    SERVICE CLASS II       SHARES           SHARES        SHARES
                         ----------------------------------------------------------------------------------------------------
Purchases..............     $  3,709          $  1,771           $     57          $    920         $  1,126       $    547
Proceeds from sales....          431                20                  1               859               37            329

                                                                                                 SCUDDER VIT   SCUDDER VIT
                            PIMCO LOW        PIMCO REAL        PIMCO TOTAL                      EAFE(R) EQUITY  SMALL CAP
                            DURATION--        RETURN--          RETURN--           ROYCE         INDEX FUND--  INDEX FUND--
                          ADMINISTRATIVE   ADMINISTRATIVE    ADMINISTRATIVE      MICRO-CAP         CLASS A       CLASS A
                           CLASS SHARES     CLASS SHARES      CLASS SHARES       PORTFOLIO          SHARES        SHARES
                          -------------------------------------------------------------------------------------------------
Purchases...............     $     88         $  1,269          $  4,494          $    307         $     --      $  1,675
Proceeds from sales.....            3               27             1,082                 5                1           350

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                 MORGAN        MORGAN
   LAZARD                                                                      STANLEY UIF   STANLEY UIF   MORGAN
 RETIREMENT     LORD ABBETT       MFS(R)        MFS(R) NEW        MFS(R)        EMERGING      EMERGING   STANLEY UIF
INTERNATIONAL     MID-CAP       INVESTORS        DISCOVERY       UTILITIES       MARKETS       MARKETS    U.S. REAL
   EQUITY          VALUE      TRUST SERIES--     SERIES--        SERIES--        DEBT--       EQUITY--    ESTATE--
  PORTFOLIO      PORTFOLIO    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS     CLASS I       CLASS I     CLASS I
--------------------------------------------------------------------------------------------------------------------
          1           321                9              35              --             4            98         106
   $      9      $  6,129         $    146        $    476        $      8      $     37      $  1,022    $  1,950

                                                                                                T. ROWE PRICE
T. ROWE PRICE   T. ROWE PRICE                   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE     PERSONAL     VAN ECK
  BLUE CHIP        EQUITY       T. ROWE PRICE   INTERNATIONAL   LIMITED-TERM     NEW AMERICA      STRATEGY    WORLDWIDE
   GROWTH          INCOME         INDEX 500         STOCK           BOND           GROWTH         BALANCED    ABSOLUTE
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    RETURN
-----------------------------------------------------------------------------------------------------------------------
       708             413              --              39              51              16             354           6
  $  6,020        $  8,636        $      3        $    498        $    254        $    312        $  6,150    $     54

                                                                                 MORGAN        MORGAN
   LAZARD                                                                      STANLEY UIF   STANLEY UIF   MORGAN
 RETIREMENT     LORD ABBETT       MFS(R)        MFS(R) NEW        MFS(R)        EMERGING      EMERGING   STANLEY UIF
INTERNATIONAL     MID-CAP       INVESTORS        DISCOVERY       UTILITIES       MARKETS       MARKETS    U.S. REAL
   EQUITY          VALUE      TRUST SERIES--     SERIES--        SERIES--        DEBT--       EQUITY--    ESTATE--
  PORTFOLIO      PORTFOLIO    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS     CLASS I       CLASS I     CLASS I
--------------------------------------------------------------------------------------------------------------------
   $      9      $  2,509         $      1        $    214        $      8      $     37      $    603    $  1,285
         --         1,880                2              14              --            --             7         896

                                                                                                T. ROWE PRICE
T. ROWE PRICE   T. ROWE PRICE                   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE     PERSONAL     VAN ECK
  BLUE CHIP        EQUITY       T. ROWE PRICE   INTERNATIONAL   LIMITED-TERM     NEW AMERICA      STRATEGY    WORLDWIDE
   GROWTH          INCOME         INDEX 500         STOCK           BOND           GROWTH         BALANCED    ABSOLUTE
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    RETURN
-----------------------------------------------------------------------------------------------------------------------
  $  1,738        $  4,108        $      3        $    170        $    192        $    318        $  1,453    $     50
        77           1,010              --               5             201              54             374           5

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CESVUL3 and CESVUL4 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00% (1.75% of which is assessed for state charges and 1.25% is assessed for federal charges) from any additional premiums paid in those Policy Years. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years eight through eleven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, and $5.00, for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:


                                                                 MAINSTAY VP                          MAINSTAY VP
                               MAINSTAY VP      MAINSTAY VP        CAPITAL          MAINSTAY VP          COMMON
                              BASIC VALUE--        BOND--       APPRECIATION--         CASH             STOCK--
                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       MANAGEMENT       INITIAL CLASS
                              --------------   --------------   --------------   -----------------   --------------
                              2005   2004(a)   2005   2004(a)   2005   2004(j)    2005      2004     2005   2004(a)
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    3        3      67        71    514        20        31         13    68       102
Units redeemed..............   (1)      (3)     (5)      (10)   (53)   (2,336)       (4)       (53)  (353)  (2,705)
                              ---     ----     ----    -----    ---    ------    ------   --------   ----   ------
  Net increase (decrease)...    2       --      62        61    461    (2,316)       27        (40)  (285)  (2,603)
                              ===     ====     ====    =====    ===    ======    ======   ========   ====   ======
SERIES II POLICIES
Units issued................    1       --      --        --     --        --       129    260,326     2     6,242
Units redeemed..............   --       --      --        --     --        --      (519)  (267,028)  (21)      (13)
                              ---     ----     ----    -----    ---    ------    ------   --------   ----   ------
  Net increase (decrease)...    1       --      --        --     --        --      (390)    (6,702)  (19)    6,229
                              ===     ====     ====    =====    ===    ======    ======   ========   ====   ======
SERIES III POLICIES
Units issued................   10        2      19       114     96       717     1,547     45,584    --         1
Units redeemed..............   --       --     (23)       (1)    (1)       --    (9,837)   (31,983)   --        --
                              ---     ----     ----    -----    ---    ------    ------   --------   ----   ------
  Net increase (decrease)...   10        2      (4)      113     95       717    (8,290)    13,601    --         1
                              ===     ====     ====    =====    ===    ======    ======   ========   ====   ======

                               MAINSTAY VP        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                 MID CAP            MID CAP          S&P 500(R)       SMALL CAP          TOTAL
                                 GROWTH--           VALUE--           INDEX--          GROWTH--        RETURN--
                              INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                              --------------   -----------------   --------------   --------------   -------------
                              2005   2004(a)   2005   2004(c)(j)   2005   2004(a)   2005   2004(a)   2005    2004
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................   --       --      --         --      173     1,714     --       --       25      32
Units redeemed..............   --       --      --         --      (175)    (280)    --       --       (2)    (28)
                              ----    ----     ----     -----      ----    -----    ----    ----     ----    ----
  Net increase (decrease)...   --       --      --         --       (2)    1,434     --       --       23       4
                              ====    ====     ====     =====      ====    =====    ====    ====     ====    ====
Series II Policies
Units issued................   --       --      --      4,847       --        15     --       --       --      --
Units redeemed..............   --       --     (11)       (10)      --       (13)    --       --       --      --
                              ----    ----     ----     -----      ----    -----    ----    ----     ----    ----
  Net increase (decrease)...   --       --     (11)     4,837       --         2     --       --       --      --
                              ====    ====     ====     =====      ====    =====    ====    ====     ====    ====
SERIES III POLICIES
Units issued................   13       12       2          1      161     1,178      1        1       --      --
Units redeemed..............   --       --      --         --       (4)       (2)    --       --       --      --
                              ----    ----     ----     -----      ----    -----    ----    ----     ----    ----
  Net increase (decrease)...   13       12       2          1      157     1,176      1        1       --      --
                              ====    ====     ====     =====      ====    =====    ====    ====     ====    ====

Not all Investment Divisions are available under all policies.

(a)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(b)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(c)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(e)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(g)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(k)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.
(l)  For Series II policies, represents the period March 2005
     (Commencement of Investments) through June 2005.
(m)  For Series III policies, represents the period March 2005
     (Commencement of Investments) through June 2005.
(n)  For Series II policies, represents the period April 2005
     (Commencement of Investments) through June 2005.
(o)  For Series III policies, represents the period May 2005
     (Commencement of Investments) through June 2005.
(p)  For Series I policies, represents the period June 2005
     (Commencement of Investments) through June 2005.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
                                                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       CORPORATE          INCOME &        INTERNATIONAL       MID CAP
    CONVERTIBLE--     GOVERNMENT--       GROWTH--          BOND--           GROWTH--           EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    --------------   --------------   --------------   --------------   -----------------   --------------   --------------
    2005   2004(e)   2005   2004(b)   2005   2004(a)   2005   2004(a)   2005(p)   2004(e)   2005   2004(a)   2005   2004(a)
    -----------------------------------------------------------------------------------------------------------------
     10       --      17       10      24        6      28       32        --        --      43     2,357     --        --
     --       --      (3)      (2)     (1)      (4)     (4)     (10)       --        --     (48)      (56)    --        --
    ----    ----     ----    ----     ----     ---     ---      ---      ----      ----     ---     -----    ---     -----
     10       --      14        8      23        2      24       22        --        --      (5)    2,301     --        --
    ====    ====     ====    ====     ====     ===     ===      ===      ====      ====     ===     =====    ===     =====
     --        5      --        4       1        7       3        2        --        --      23        34     --     2,198
     --       (2)     --       (4)     --      (18)     --       (3)       --        --      (1)       (1)    (5)       (5)
    ----    ----     ----    ----     ----     ---     ---      ---      ----      ----     ---     -----    ---     -----
     --        3      --       --       1      (11)      3       (1)       --        --      22        33     (5)    2,193
    ====    ====     ====    ====     ====     ===     ===      ===      ====      ====     ===     =====    ===     =====
     18       --       6        6       2        1     110       38        37         4     142       289      3       237
     --       --      --       --      --       --      (1)      (2)       --        --      (2)       (1)   (50)       --
    ----    ----     ----    ----     ----     ---     ---      ---      ----      ----     ---     -----    ---     -----
     18       --       6        6       2        1     109      (36)       37         4     140       288    (47)      237
    ====    ====     ====    ====     ====     ===     ===      ===      ====      ====     ===     =====    ===     =====

                      MAINSTAY VP         ALGER             ALGER
                      LORD ABBETT        AMERICAN          AMERICAN            AMERICAN                            DREYFUS IP
     MAINSTAY VP       DEVELOPING       LEVERAGED           SMALL           CENTURY(R) VP         CALVERT          TECHNOLOGY
       VALUE--          GROWTH--         ALLCAP--      CAPITALIZATION--        VALUE--             SOCIAL       GROWTH--INITIAL
    INITIAL CLASS    INITIAL CLASS    CLASS O SHARES    CLASS O SHARES         CLASS II           BALANCED           SHARES
    --------------   --------------   --------------   ----------------   ------------------   --------------   ----------------
    2005   2004(k)   2005   2004(a)   2005   2004(a)   2005    2004(a)    2005(m)   2004(c)    2005   2004(b)   2005    2004(a)
    -----------------------------------------------------------------------------------------------------------------
     46       268     --       --      --       --       --         3        --         --      63        1       --        --
    (200)      (3)    --       --      --       --      (12)       (3)       --         --      --       (2)      --        --
    ----    -----    ----    ----     ----    ----      ---      ----      ----       ----     ----    ----     ----      ----
    (154)     265     --       --      --       --      (12)       --        --         --      63       (1)      --        --
    ====    =====    ====    ====     ====    ====      ===      ====      ====       ====     ====    ====     ====      ====
      1     8,751     --       --      --       --       --         2         5         10      --       --       --        --
    (20)      (18)    --       --      --       --       (8)       --        --         --      --       --       --        --
    ----    -----    ----    ----     ----    ----      ---      ----      ----       ----     ----    ----     ----      ----
    (19)    8,733     --       --      --       --       (8)        2         5         10      --       --       --        --
    ====    =====    ====    ====     ====    ====      ===      ====      ====       ====     ====    ====     ====      ====
    170        62     --       --      --        1        5         6         4         --      26       39       17        14
     --        --     --       --      --       --       --        --        --         --      (1)      (2)      --        --
    ----    -----    ----    ----     ----    ----      ---      ----      ----       ----     ----    ----     ----      ----
    170        62     --       --      --        1        5         6         4         --      25       37       17        14
    ====    =====    ====    ====     ====    ====      ===      ====      ====       ====     ====    ====     ====      ====

--------------------------------------------------------------------------------


                               DREYFUS VIF
                                DEVELOPING     FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                LEADERS--      CONTRAFUND(R)--    EQUITY INCOME--        GROWTH--         INDEX 500--
                              INITIAL SHARES    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                              --------------   ----------------   ----------------   ----------------   ----------------
                              2005   2004(a)   2005    2004(a)    2005    2004(a)    2005    2004(a)    2005    2004(a)
                              ------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................   --       --        3         4       20       22        --       --        --       --
Units redeemed..............   --       --       (2)       (5)      (2)      (7)       --       --        --       --
                              ----     ---      ---      ----     ----      ---       ---      ---       ---      ---
  Net increase (decrease)...   --       --        1        (1)      18       15        --       --        --       --
                              ====     ===      ===      ====     ====      ===       ===      ===       ===      ===
SERIES II POLICIES
Units issued................    6       14       26        47        1       --         5        5        22       30
Units redeemed..............   --      (18)     (21)       (2)      --       --        --       --       (11)      (2)
                              ----     ---      ---      ----     ----      ---       ---      ---       ---      ---
  Net increase (decrease)...    6       (4)       5        45        1       --         5        5        11       28
                              ====     ===      ===      ====     ====      ===       ===      ===       ===      ===
SERIES III POLICIES
Units issued................    4        3      137        47       47      161       107      166       534      521
Units redeemed..............   --       (1)      (2)       (1)     (31)      (1)       (2)      (1)       (8)      (5)
                              ----     ---      ---      ----     ----      ---       ---      ---       ---      ---
  Net increase (decrease)...    4        2      135        46       16      160       105      165       526      516
                              ====     ===      ===      ====     ====      ===       ===      ===       ===      ===

                                 LAZARD
                               RETIREMENT                          MFS(R)            MFS(R)           MFS(R)
                              INTERNATIONAL    LORD ABBETT     INVESTORS TRUST   NEW DISCOVERY      UTILITIES
                                 EQUITY       MID-CAP VALUE       SERIES--          SERIES--         SERIES--
                                PORTFOLIO       PORTFOLIO       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                              -------------   --------------   ---------------   --------------   --------------
                                 2005(m)      2005   2004(d)    2005     2004    2005   2004(a)   2005(o)   2004
                              ------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................        --         --       --        --       --     --       --        --       --
Units redeemed..............        --         --       --        --       --     --       --        --       --
                                  ----        ---      ---      ----     ----    ----    ----      ----     ----
  Net increase (decrease)...        --         --       --        --       --     --       --        --       --
                                  ====        ===      ===      ====     ====    ====    ====      ====     ====
SERIES II POLICIES
Units issued................        --         --       41        --        4     --       --         1       --
Units redeemed..............        --         (1)      (1)       --       --     --       --        --      (20)
                                  ----        ---      ---      ----     ----    ----    ----      ----     ----
  Net increase (decrease)...        --         (1)      40        --        4     --       --         1      (20)
                                  ====        ===      ===      ====     ====    ====    ====      ====     ====
SERIES III POLICIES
Units issued................         1        120      437        --       --     21       32        --       --
Units redeemed..............        --        (64)      (4)       --       --     --       --        --       --
                                  ----        ---      ---      ----     ----    ----    ----      ----     ----
  Net increase (decrease)...         1         56      433        --       --     21       32        --       --
                                  ====        ===      ===      ====     ====    ====    ====      ====     ====

Not all Investment Divisions are available under all policies.

(a)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(b)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(c)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(e)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(g)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(k)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.
(l)  For Series II policies, represents the period March 2005
     (Commencement of Investments) through June 2005.
(m)  For Series III policies, represents the period March 2005
     (Commencement of Investments) through June 2005.
(n)  For Series II policies, represents the period April 2005
     (Commencement of Investments) through June 2005.
(o)  For Series III policies, represents the period May 2005
     (Commencement of Investments) through June 2005.
(p)  For Series I policies, represents the period June 2005
     (Commencement of Investments) through June 2005.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                         JANUS ASPEN
                                                                                        JANUS ASPEN         SERIES
     FIDELITY(R) VIP                                                                       SERIES          MID CAP
       INVESTMENT       FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP VALUE      BALANCED--        GROWTH--
      GRADE BOND--         MID-CAP--          OVERSEAS--           STRATEGIES--        INSTITUTIONAL    INSTITUTIONAL
      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS        SERVICE CLASS II          SHARES           SHARES
    -----------------   ----------------   ----------------   ----------------------   --------------   --------------
     2005     2004(a)   2005    2004(a)    2005    2004(a)      2005       2004(h)     2005   2004(a)   2005   2004(a)
    -----------------------------------------------------------------------------------------------------------------
       --        --       --       --        --        --       --            --        20       27      --       --
       --        --       --       --        --        --       --            --       (46)     (22)     --       --
      ---      ----      ---      ---       ---      ----        --         ----       ---      ---     ---     ----
       --        --       --       --        --        --       --            --       (26)       5      --       --
      ===      ====      ===      ===       ===      ====        ==         ====       ===      ===     ===     ====
       13        30       10       20        --         1       --            --         8       33      --       --
      (10)       (6)     (11)      (4)       --        (2)      --            --        (1)      (2)     --       --
      ---      ----      ---      ---       ---      ----        --         ----       ---      ---     ---     ----
        3        24       (1)      16        --        (1)      --            --         7       31      --       --
      ===      ====      ===      ===       ===      ====        ==         ====       ===      ===     ===     ====
       63        12      278      368       173        68        5             2        25       76     100       58
       (1)       (1)      (3)      (3)       (1)       (1)      --            --        (1)      (1)     (1)      (1)
      ---      ----      ---      ---       ---      ----        --         ----       ---      ---     ---     ----
       62        11      275      365       172        67        5             2        24       75      99       57
      ===      ====      ===      ===       ===      ====        ==         ====       ===      ===     ===     ====

      JANUS ASPEN
         SERIES
       WORLDWIDE
        GROWTH--
     INSTITUTIONAL
         SHARES
     --------------
     2005   2004(a)
    -----------------------------------------------------------------------------------------------------------------   ------------
--
       5        9
     (27)      (3)
     ----    ----
     (22)       6
     ====    ====
       3        3
      --       --
     ----    ----
       3        3
     ====    ====
      45       13
      --       --
     ----    ----
      45       13
     ====    ====

                                                MORGAN
     MORGAN STANLEY      MORGAN STANLEY      STANLEY UIF         PIMCO LOW          PIMCO REAL          PIMCO TOTAL
      UIF EMERGING        UIF EMERGING        U.S. REAL         DURATION--           RETURN--            RETURN--
     MARKETS DEBT--     MARKETS EQUITY--       ESTATE--       ADMINISTRATIVE      ADMINISTRATIVE      ADMINISTRATIVE
         CLASS I             CLASS I           CLASS I         CLASS SHARES        CLASS SHARES        CLASS SHARES
    -----------------   -----------------   --------------   -----------------   -----------------   -----------------
    2005(n)   2004(a)   2005(l)   2004(a)   2005   2004(a)   2005   2004(i)(j)   2005   2004(i)(j)   2005(l)   2004(d)
    -----------------------------------------------------------------------------------------------------------------
       --        --        17        --      --       --      --         --       --         --         --        --
       --        --        --        (1)     --       --      --         --       --         --         --        --
     ----       ---      ----      ----     ---     ----     ----      ----      ---       ----        ---       ---
       --        --        17        (1)     --       --      --         --       --         --         --        --
     ====       ===      ====      ====     ===     ====     ====      ====      ===       ====        ===       ===
        3        --         7        --      --        4       8         15        2          8         21        --
       --        --        --        --     (27)      (1)     --         --       --         --         --        --
     ----       ---      ----      ----     ---     ----     ----      ----      ---       ----        ---       ---
        3        --         7        --     (27)       3       8         15        2          8         21        --
     ====       ===      ====      ====     ===     ====     ====      ====      ===       ====        ===       ===
        1        11        29        43      64       59      --          5      118          2        322       294
       --       (11)       (3)       --      --       --      --         --       (1)        --        (25)       (2)
     ----       ---      ----      ----     ---     ----     ----      ----      ---       ----        ---       ---
        1        --        26        43      64       59      --          5      117          2        297       292
     ====       ===      ====      ====     ===     ====     ====      ====      ===       ====        ===       ===


           ROYCE
         MICRO-CAP
         PORTFOLIO
     -----------------
     2005   2004(i)(j)
    -----------------------------------------------------------------------------------------------------------------   ------------
-----
      --         --
      --         --
     ----      ----
      --         --
     ====      ====
       2          8
      --         --
     ----      ----
       2          8
     ====      ====
      26         19
      --         --
     ----      ----
      26         19
     ====      ====

--------------------------------------------------------------------------------

                                 SCUDDER        SCUDDER VIT
                               VIT EAFE(R)       SMALL CAP
                                  EQUITY        INDEX FUND--      T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE
                               INDEX FUND--       CLASS A       BLUE CHIP GROWTH    EQUITY INCOME      INDEX 500
                              CLASS A SHARES       SHARES           PORTFOLIO         PORTFOLIO        PORTFOLIO
                              --------------   --------------   -----------------   --------------   -------------
                              2005   2004(h)   2005   2004(a)   2005   2004(f)(g)   2005   2004(a)      2005(o)
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................  --..      --      --       --      --        --        31        9           --
Units redeemed..............  --..      --      --       --      --        --        (1)      (3)          --
                              ----    ----     ----     ---     ---       ---       ---      ---         ----
  Net increase (decrease)...  --..      --      --       --      --        --        30        6           --
                              ====    ====     ====     ===     ===       ===       ===      ===         ====
SERIES II POLICIES
Units issued................  --..      --       8        6      --        19        36       34           --
Units redeemed..............  --..      --      --       --      --        --        (2)     (23)          --
                              ----    ----     ----     ---     ---       ---       ---      ---         ----
  Net increase (decrease)...  --..      --       8        6      --        19        34       11           --
                              ====    ====     ====     ===     ===       ===       ===      ===         ====
SERIES III POLICIES
Units issued................  --..      --      97      520     164       415       200      328           --
Units redeemed..............  --..      --      (2)      (1)     (6)       (4)       (4)      (3)          --
                              ----    ----     ----     ---     ---       ---       ---      ---         ----
  Net increase (decrease)...  --..      --      95      519     158       411       196      325           --
                              ====    ====     ====     ===     ===       ===       ===      ===         ====

                                                                                         T. ROWE PRICE
                                                                                            PERSONAL         VAN ECK
                                 T. ROWE PRICE      T. ROWE PRICE      T. ROWE PRICE        STRATEGY        WORLDWIDE
                              INTERNATIONAL STOCK    LIMITED-TERM       NEW AMERICA         BALANCE          ABSOLUTE
                                   PORTFOLIO        BOND PORTFOLIO   GROWTH PORTFOLIO      PORTFOLIO          RETURN
                              -------------------   --------------   -----------------   --------------   --------------
                              2005    2004(b)(c)    2005   2004(a)   2005(l)   2004(j)   2005   2004(b)   2005   2004(a)
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    --         --        --       --        --        --      --       --      --       --
Units redeemed..............    --         --        --       --        --        --      --       --      --       --
                              ----       ----       ----    ----      ----      ----     ---      ---     ----    ----
  Net increase (decrease)...    --         --        --       --        --        --      --       --      --       --
                              ====       ====       ====    ====      ====      ====     ===      ===     ====    ====
Series II Policies
Units issued................    11         10        --        7         7        --      --       --      --       --
Units redeemed..............    --         --       (13)      (1)       --        --      --       --      --       --
                              ----       ----       ----    ----      ----      ----     ---      ---     ----    ----
  Net increase (decrease)...    11         10       (13)       6         7        --      --       --      --       --
                              ====       ====       ====    ====      ====      ====     ===      ===     ====    ====
SERIES III POLICIES
Units issued................     4         22        12        6        19         5      98      477       5        1
Units redeemed..............    --         --        --       --        --        --      (3)      (2)     (1)      --
                              ----       ----       ----    ----      ----      ----     ---      ---     ----    ----
  Net increase (decrease)...     4         22        12        6        19         5      95      475       4        1
                              ====       ====       ====    ====      ====      ====     ===      ===     ====    ====

Not all Investment Divisions are available under all policies.

(a)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(b)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(c)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(e)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(g)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(k)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.
(l)  For Series II policies, represents the period March 2005
     (Commencement of Investments) through June 2005.
(m)  For Series III policies, represents the period March 2005
     (Commencement of Investments) through June 2005.
(n)  For Series II policies, represents the period April 2005
     (Commencement of Investments) through June 2005.
(o)  For Series III policies, represents the period May 2005
     (Commencement of Investments) through June 2005.
(p)  For Series I policies, represents the period June 2005
     (Commencement of Investments) through June 2005.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of June 30, 2005 and December 31, 2004, 2003, 2002, 2001, and 2000:

                                                                                MAINSTAY VP
                                                                               BASIC VALUE--
                                                                               INITIAL CLASS
                                                      ---------------------------------------------------------------
                                                       2005       2004       2003        2002       2001       2000
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................  $   417    $   396    $   353    $    258    $   323    $   325
Units Outstanding...................................       36         34         34          31         30         29
Variable Accumulation Unit Value....................  $ 11.39    $ 11.49    $ 10.39    $   8.18    $ 10.68    $ 11.26
Total Return........................................     (0.9%)     10.6%      27.1%      (23.4%)     (5.2%)     12.6%
Investment Income Ratio.............................       --        1.0%       0.8%        0.6%       0.7%
SERIES II POLICIES (b)
Net Assets..........................................  $    54    $    47    $    36    $     27    $    --    $    --
Units Outstanding...................................        4          3          3           3         --         --
Variable Accumulation Unit Value....................  $ 14.14    $ 14.24    $ 12.82    $  10.04    $    --    $    --
Total Return........................................     (0.7%)     11.1%      27.6%        0.4%        --         --
Investment Income Ratio.............................       --        2.9%       0.8%        3.6%        --
SERIES III POLICIES (c)
Net Assets..........................................  $   125    $    20    $    --    $     --    $    --    $    --
Units Outstanding...................................       12          2         --          --         --         --
Variable Accumulation Unit Value....................  $ 10.70    $ 10.76    $    --    $     --    $    --    $    --
Total Return........................................     (0.6%)      7.6%        --          --         --         --
Investment Income Ratio.............................       --        1.5%        --          --         --

                                                                                MAINSTAY VP
                                                                                   CASH
                                                                                MANAGEMENT
                                                      ---------------------------------------------------------------
                                                       2005       2004       2003        2002       2001       2000
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................  $   152    $   119    $   166    $    155    $   153    $    77
Units Outstanding...................................      128        101        141         132        131         68
Variable Accumulation Unit Value....................  $  1.19    $  1.18    $  1.18    $   1.18    $  1.17    $  1.13
Total Return........................................      0.7%       0.1%        --         0.9%       3.5%       4.6%
Investment Income Ratio.............................      2.2%       0.8%       0.7%        1.3%       3.5%
SERIES II POLICIES (b)
Net Assets..........................................  $ 1,205    $ 1,591    $ 8,361    $  4,116    $    --    $    --
Units Outstanding...................................    1,173      1,563      8,265       4,085         --         --
Variable Accumulation Unit Value....................  $  1.03    $  1.02    $  1.01    $   1.01    $    --    $    --
Total Return........................................      0.9%       0.6%       0.4%        1.0%        --         --
Investment Income Ratio.............................      6.0%       2.1%       0.7%        1.3%        --
SERIES III POLICIES (c)
Net Assets..........................................  $ 5,404    $13,693    $    --    $     --    $    --    $    --
Units Outstanding...................................    5,311     13,601         --          --         --         --
Variable Accumulation Unit Value....................  $  1.02    $  1.01    $    --    $     --    $    --    $    --
Total Return........................................      1.1%       0.7%        --          --         --         --
Investment Income Ratio.............................      0.5%       0.6%        --          --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                         MAINSTAY VP                                                     MAINSTAY VP
                           BOND--                                                  CAPITAL APPRECIATION--
                        INITIAL CLASS                                                   INITIAL CLASS
-------------------------------------------------------------   -------------------------------------------------------------
     2005      2004      2003      2002      2001      2000      2005      2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------------------------
    $ 5,973   $ 4,973   $ 3,967   $ 3,330   $ 2,564   $   503   $ 5,380   $ 1,234   $ 21,393   $ 17,231   $ 25,467   $ 33,738
        407       345       284       248       207        44       598       137      2,453      2,492      2,530      2,555
    $ 14.68   $ 14.41   $ 13.95   $ 13.44   $ 12.36   $ 11.39   $  8.99   $  9.02   $   8.72   $   6.92   $  10.07   $  13.20
        1.8%      3.4%      3.8%      8.7%      8.5%      9.1%     (0.3%)     3.4%      26.1%     (31.3%)    (23.7%)    (11.3%)
         --       3.8%      4.2%      4.5%      7.5%       --        --        --        0.2%       0.1%       0.1%
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $     --   $     15   $     --   $     --
         --        --        --        --        --        --        --        --         --          2         --         --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $  11.21   $   9.56   $     --   $     --
         --        --        --        --        --        --        --        --       17.2%      (4.4%)       --         --
         --        --        --        --        --                  --        --         --        1.0%        --
    $ 1,142   $ 1,163   $    --   $    --   $    --   $    --   $ 8,431   $ 7,441   $     --   $     --   $     --   $     --
        109       113        --        --        --        --       812       717         --         --         --         --
    $ 10.50   $ 10.27   $    --   $    --   $    --   $    --   $ 10.39   $ 10.38   $     --   $     --   $     --   $     --
        2.2%      2.7%       --        --        --        --       0.1%      3.8%        --         --         --         --
         --       6.0%       --        --        --                  --       1.5%        --         --         --

                            MAINSTAY VP                                                    MAINSTAY VP
                          COMMON STOCK--                                                  CONVERTIBLE--
                           INITIAL CLASS                                                  INITIAL CLASS
-------------------------------------------------------------------   ------------------------------------------------------
      2005       2004       2003       2002       2001       2000      2005      2004      2003      2002     2001     2000
----------------------------------------------------------------------------------------------------------------------------
    $    514   $  3,826   $ 30,953   $ 24,273   $ 31,888   $ 39,626   $   104   $    --   $    --   $   --   $   --   $    2
          44        329      2,932      2,885      2,851      2,917        10        --        --       --       --       --
    $  11.68   $  11.63   $  10.56   $   8.41   $  11.19   $  13.59   $ 10.58   $ 10.63   $ 10.09   $   --   $   --   $ 9.32
         0.5%      10.1%      25.5%     (24.8%)    (17.7%)     (4.0%)    (0.5%)     5.4%      7.6%      --      0.6%    (6.8%)
          --        0.2%       1.1%       0.9%       0.7%                  --       2.5%     25.8%      --       --
    $ 84,087   $ 83,745   $    228   $    120   $     --   $     --   $   227   $   229   $   178   $    1   $   --   $   --
       6,229      6,248         19         12         --         --        18        18        15       --       --       --
    $  13.50   $  13.40   $  12.12   $   9.61   $     --   $     --   $ 12.65   $ 12.68   $ 11.98   $ 9.82   $   --   $   --
         0.7%      10.6%      26.1%      (3.9%)       --         --      (0.2%)     5.8%     21.9%    (1.8%)     --       --
          --        9.1%       1.2%       7.3%        --                   --       5.9%     20.5%    32.0%      --
    $     15   $      8   $     --   $     --   $     --   $     --   $   187   $    --   $    --   $   --   $   --   $   --
           1          1         --         --         --         --        18        --        --       --       --       --
    $  10.92   $  10.83   $     --   $     --   $     --   $     --   $ 10.63   $ 10.42   $    --   $   --   $   --   $   --
         0.8%       8.4%        --         --         --         --       2.0%      4.2%       --       --       --       --
          --       14.2%        --         --         --                   --        --        --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                MAINSTAY VP
                                                                               GOVERNMENT--
                                                                               INITIAL CLASS
                                                      ---------------------------------------------------------------
                                                       2005       2004       2003       2002       2001        2000
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................  $ 1,119    $   898    $   767    $   650    $   490    $     18
Units Outstanding...................................       78         64         56         48         40           2
Variable Accumulation Unit Value....................  $ 14.28    $ 13.99    $ 13.63    $ 13.47    $ 12.35    $  11.66
Total Return........................................      2.1%       2.6%       1.2%       9.1%       5.9%       11.4%
Investment Income Ratio.............................       --        4.2%       4.7%       3.0%       7.2%
SERIES II POLICIES (b)
Net Assets..........................................  $    57    $    49    $    53    $    27    $    --    $     --
Units Outstanding...................................        5          5          5          3         --          --
Variable Accumulation Unit Value....................  $ 10.98    $ 10.74    $ 10.42    $ 10.25    $    --    $     --
Total Return........................................      2.3%       3.1%       1.6%       2.5%        --          --
Investment Income Ratio.............................       --        9.7%       5.3%      15.2%        --
SERIES III POLICIES (c)
Net Assets..........................................  $   128    $    57    $    --    $    --    $    --    $     --
Units Outstanding...................................       12          6         --         --         --          --
Variable Accumulation Unit Value....................  $ 10.63    $ 10.37    $    --    $    --    $    --    $     --
Total Return........................................      2.5%       3.7%        --         --         --          --
Investment Income Ratio.............................       --       16.1%        --         --         --

                                                                               MAINSTAY VP
                                                                            INCOME & GROWTH--
                                                                              INITIAL CLASS
                                                                -----------------------------------------
                                                                 2005       2004       2003        2002
                                                                -----------------------------------------
SERIES I POLICIES (a)
Net Assets..................................................    $    --    $    --    $    --    $     --
Units Outstanding...........................................         --         --         --          --
Variable Accumulation Unit Value............................    $ 10.00    $    --    $    --    $     --
Total Return................................................         --         --         --          --
Investment Income Ratio.....................................         --         --         --          --
SERIES II POLICIES (b)
Net Assets..................................................    $     4    $     4    $     4    $      2
Units Outstanding...........................................         --         --         --          --
Variable Accumulation Unit Value............................    $ 11.98    $ 11.95    $ 10.63    $   8.28
Total Return................................................        0.3%      12.4%      28.4%      (17.2%)
Investment Income Ratio.....................................         --        4.8%       1.9%        1.9%
SERIES III POLICIES (c)
Net Assets..................................................    $   467    $    49    $    --    $     --
Units Outstanding...........................................         41          4         --          --
Variable Accumulation Unit Value............................    $ 11.32    $ 11.28    $    --    $     --
Total Return................................................        0.4%      12.8%        --          --
Investment Income Ratio.....................................         --        4.2%        --          --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                      MAINSTAY VP
                        MAINSTAY VP                                                   HIGH YIELD
                          GROWTH--                                                 CORPORATE BOND--
                       INITIAL CLASS                                                 INITIAL CLASS
------------------------------------------------------------   ---------------------------------------------------------
     2005      2004     2003      2002      2001      2000      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------
    $   366   $  254   $   252   $   178   $   233   $   265   $ 4,304   $ 3,917   $ 3,188   $ 2,027   $   552   $    78
         67       44        42        38        35        33       265       241       219       189        52         8
    $  5.50   $ 5.79   $  5.97   $  4.69   $  6.58   $  7.95   $ 16.22   $ 16.27   $ 14.54   $ 10.73   $ 10.59   $ 10.17
       (5.0%)   (3.0%)    27.2%    (28.7%)   (17.2%)   (20.5%)    (0.3%)    11.9%     35.4%      1.3%      4.1%     (6.5%)
         --      0.2%      0.2%      0.1%       --                  --       7.1%      7.5%     11.3%     19.7%
    $    57   $   48   $   158   $    68   $    --   $    --   $    96   $    58   $    68   $    42   $    --   $    --
          6        5        16         9        --        --         7         4         5         4        --        --
    $  9.35   $ 9.82   $ 10.08   $  7.89   $    --   $    --   $ 14.72   $ 14.73   $ 13.10   $  9.63   $    --   $    --
       (4.8%)   (2.6%)    27.7%    (21.1%)      --        --      (0.1%)    12.4%     36.0%     (3.7%)      --        --
         --      0.2%      0.2%      0.4%       --                  --      13.5%      7.8%     48.0%       --
    $    28   $   14   $    --   $    --   $    --   $    --   $ 1,593   $   391   $    --   $    --   $    --   $    --
          3        1        --        --        --        --       145        36        --        --        --        --
    $  9.35   $ 9.81   $    --   $    --   $    --   $    --   $ 10.95   $ 10.95   $    --   $    --   $    --   $    --
       (4.7%)   (1.9%)      --        --        --        --       0.0%      9.5%       --        --        --        --
         --      0.9%       --        --        --                  --      24.4%       --        --        --

                            MAINSTAY VP                                            MAINSTAY VP
                      INTERNATIONAL EQUITY--                                      MID CAP CORE--
                           INITIAL CLASS                                          INITIAL CLASS
-------------------------------------------------------------------   --------------------------------------
      2005       2004       2003       2002       2001       2000       2005       2004      2003      2002
------------------------------------------------------------------------------------------------------------
    $ 49,199   $ 49,629   $ 16,086   $ 12,713   $ 13,576   $ 16,477   $     --   $     --   $    --   $   --
       3,692      3,697      1,396      1,425      1,444      1,496         --         --        --       --
    $  13.32   $  13.42   $  11.52   $   8.92   $   9.40   $  11.01   $     --   $     --   $    --   $   --
        (0.7%)     16.5%      29.1%      (5.1%)    (14.6%)    (18.6%)       --         --        --       --
          --        1.8%       1.9%       1.4%       1.4%                   --         --        --       --
    $  1,170   $    846   $    310   $     55   $     --   $     --   $ 37,311   $ 35,255   $    45   $   16
          79         57         24          6         --         --      2,191      2,196         3        2
    $  14.81   $  14.88   $  12.71   $   9.80   $     --   $     --   $  17.03   $  16.06   $ 13.17   $ 9.74
        (0.5%)     17.1%      29.7%      (2.0%)       --         --        6.1%      21.9%     35.2%    (2.6%)
          --        4.2%       5.3%      16.3%        --                    --        3.2%      0.6%     2.7%
    $  4,932   $  3,331   $     --   $     --   $     --   $     --   $  2,376   $  2,792   $    --   $   --
         428        288         --         --         --         --        190        237        --       --
    $  11.53   $  11.57   $     --   $     --   $     --   $     --   $  12.53   $  11.80   $    --   $   --
        (0.4%)     15.7%        --         --         --         --        6.2%      18.0%       --       --
          --        3.0%        --         --         --                    --        0.5%       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                 MAINSTAY VP            MAINSTAY VP
                                                                   MID CAP                MID CAP
                                                                   GROWTH--               VALUE--
                                                                INITIAL CLASS          INITIAL CLASS
                                                              ------------------    --------------------
                                                               2005       2004        2005        2004
                                                              ------------------------------------------
SERIES I POLICIES (a)
Net Assets..................................................  $    --    $    --    $     --    $     --
Units Outstanding...........................................       --         --          --          --
Variable Accumulation Unit Value............................  $    --    $    --    $     --    $     --
Total Return................................................       --         --          --          --
Investment Income Ratio.....................................       --         --          --          --
SERIES II POLICIES (b)
Net Assets..................................................  $    --    $    --    $ 55,017    $ 54,668
Units Outstanding...........................................       --         --       4,826       4,837
Variable Accumulation Unit Value............................  $    --    $    --    $  11.40    $  11.30
Total Return................................................       --         --         0.9%       13.0%
Investment Income Ratio.....................................       --         --          --         5.3%
SERIES III POLICIES (c)
Net Assets..................................................  $   309    $   144    $     34    $     12
Units Outstanding...........................................       25         12           3           1
Variable Accumulation Unit Value............................  $ 12.29    $ 11.61    $  10.71    $  10.60
Total Return................................................      5.9%      16.1%        1.0%        6.0%
Investment Income Ratio.....................................       --         --          --         9.6%


                                                                                MAINSTAY VP
                                                                              TOTAL RETURN--
                                                                               INITIAL CLASS
                                                      ---------------------------------------------------------------
                                                        2005        2004       2003       2002       2001       2000
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................   $ 1,592     $ 1,361    $ 1,256    $   797    $   700    $  527
Units Outstanding...................................       173         150        146        110         80        53
Variable Accumulation Unit Value....................   $  9.22     $  9.10    $  8.62    $  7.25    $  8.75    $ 9.87
Total Return........................................       1.3%        5.6%      18.8%     (17.1%)    (11.3%)    (5.0%)
Investment Income Ratio.............................        --         1.8%       1.9%       2.6%       2.6%
SERIES II POLICIES (b)
Net Assets..........................................   $    --     $    --    $    --    $    --    $    --    $   --
Units Outstanding...................................        --          --         --         --         --        --
Variable Accumulation Unit Value....................   $    --     $    --    $    --    $    --    $    --    $   --
Total Return........................................        --          --         --         --         --        --
Investment Income Ratio.............................        --          --         --         --         --
SERIES III POLICIES (c)
Net Assets..........................................   $    --     $    --    $    --    $    --    $    --    $   --
Units Outstanding...................................        --          --         --         --         --        --
Variable Accumulation Unit Value....................   $    --     $    --    $    --    $    --    $    --    $   --
Total Return........................................        --          --         --         --         --        --
Investment Income Ratio.............................        --          --         --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                             MAINSTAY VP                                     MAINSTAY VP
                          S&P 500(R) INDEX--                             SMALL CAP GROWTH--
                            INITIAL CLASS                                   INITIAL CLASS
----------------------------------------------------------------------   -------------------
      2005        2004       2003        2002       2001       2000        2005       2004
--------------------------------------------------------------------------------------------
    $ 117,001   $118,599   $  93,168   $ 74,054   $ 96,969   $ 113,059   $    --    $    --
       10,383     10,385       8,951      9,057      9,161       9,321        --         --
    $   11.27   $  11.42   $   10.41   $   8.18   $  10.59   $   12.13   $    --    $    --
         (1.3%)      9.7%       27.3%     (22.8%)    (12.7%)      (9.9%)      --         --
           --        1.8%        1.4%       1.3%       1.0%                   --         --
    $     292   $    297   $     255   $     33   $     --   $      --   $    --    $    --
           26         26          24          4         --          --        --         --
    $   11.38   $  11.50   $   10.44   $   8.16   $     --   $      --   $    --    $    --
         (1.1%)     10.2%       27.9%     (18.4%)       --          --        --         --
           --        4.5%        4.3%       9.9%        --                    --         --
    $  14,294   $ 12,742   $      --   $     --   $     --   $      --   $    22    $     6
        1,333      1,176          --         --         --          --         2          1
    $   10.73   $  10.83   $      --   $     --   $     --   $      --   $ 10.51    $ 10.45
         (1.0%)      8.3%         --         --         --          --       0.6%       4.5%
           --        4.9%         --         --         --                    --         --

                                                                    MAINSTAY VP
                                                                    LORD ABBETT       ALGER AMERICAN
                          MAINSTAY VP                                DEVELOPING          LEVERAGED
                            VALUE--                                   GROWTH--           ALLCAP--
                         INITIAL CLASS                             INITIAL CLASS      CLASS O SHARES
---------------------------------------------------------------   ----------------   -----------------
      2005        2004       2003      2002      2001     2000     2005      2004     2005      2004
    --------------------------------------------------------------------------------------------------
    $   1,214   $   2,868   $     2   $     1   $    1   $    1   $    --   $   --   $    --   $    --
          111         265        --        --       --       --        --       --        --        --
    $   10.95   $   10.83   $  9.80   $  7.75   $ 9.88   $ 9.92   $    --   $   --   $    --   $    --
          1.2%       10.5%     26.5%    (21.6%)   (0.4%)   12.1%       --       --        --        --
           --         1.9%      2.4%      2.0%     1.3%                --       --        --        --
    $ 128,052   $ 126,588   $    59   $    40   $   --   $   --   $    --   $   --   $    --   $    --
        8,719       8,738         5         4       --       --        --       --        --        --
    $   14.69   $   14.49   $ 13.05   $ 10.27   $   --   $   --   $    --   $   --   $    --   $    --
          1.4%       11.0%     27.1%      2.7%      --       --        --       --        --        --
           --         7.4%      1.6%      9.6%      --                 --       --        --        --
    $   2,357   $     620   $    --   $    --   $   --   $   --   $    --   $   --   $    10   $    13
          232          62        --        --       --       --        --       --         1         1
    $   10.15   $   10.00   $    --   $    --   $   --   $   --   $    --   $   --   $ 10.53   $ 10.42
          1.5%         --        --        --       --       --        --       --       1.1%      4.2%
           --          --        --        --       --                 --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                       ALGER AMERICAN
                                                                   SMALL CAPITALIZATION--
                                                                       CLASS O SHARES
                                                  ---------------------------------------------------------
                                                   2005      2004      2003      2002      2001      2000
                                                  ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets......................................  $   127   $   230   $   199   $    98   $   100   $    89
Units Outstanding...............................       13        25        25        17        13         8
Variable Accumulation Unit Value................  $  9.53   $  9.24   $  7.99   $  5.65   $  7.71   $ 11.02
Total Return....................................      3.1%     15.8%     41.4%    (26.7%)   (30.0%)   (27.7%)
Investment Income Ratio.........................       --        --        --        --       0.1%
SERIES II POLICIES (b)
Net Assets......................................  $    --   $   115   $    72   $    --   $    --   $    --
Units Outstanding...............................       --         8         6        --        --        --
Variable Accumulation Unit Value................  $ 14.37   $ 14.26   $ 12.27   $    --   $    --   $    --
Total Return....................................      0.8%     16.3%     22.7%       --        --        --
Investment Income Ratio.........................       --        --        --        --        --
SERIES III POLICIES (c)
Net Assets......................................  $   115   $    59   $    --   $    --   $    --   $    --
Units Outstanding...............................       11         6        --        --        --        --
Variable Accumulation Unit Value................  $ 10.95   $ 10.59   $    --   $    --   $    --   $    --
Total Return....................................      3.4%      5.9%       --        --        --        --
Investment Income Ratio.........................       --        --        --        --        --

                                                                            DREYFUS VIF
                                                                            DEVELOPING
                                                                             LEADERS--
                                                                          INITIAL SHARES
                                                             -----------------------------------------
                                                               2005       2004       2003       2002
                                                             -----------------------------------------
SERIES I POLICIES (a)
Net Assets.................................................  $     --   $     --   $     --   $     --
Units Outstanding..........................................        --         --         --         --
Variable Accumulation Unit Value...........................  $     --   $     --   $     --   $     --
Total Return...............................................        --         --         --         --
Investment Income Ratio....................................        --         --         --         --
SERIES II POLICIES (b)
Net Assets.................................................  $    244   $    178   $    198   $     34
Units Outstanding..........................................        22         16         20          4
Variable Accumulation Unit Value...........................  $  11.04   $  11.05   $   9.95   $   7.57
Total Return...............................................      (0.1%)     11.1%      31.4%     (24.3%)
Investment Income Ratio....................................        --        0.3%        --        0.1%
SERIES III POLICIES (c)
Net Assets.................................................  $     61   $     22   $     --   $     --
Units Outstanding..........................................         6          2         --         --
Variable Accumulation Unit Value...........................  $  10.29   $  10.29   $     --   $     --
Total Return...............................................       0.0%       2.9%        --         --
Investment Income Ratio....................................        --        0.5%        --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

        AMERICAN                                 CALVERT                                    DREYFUS IP
      CENTURY(R) VP                              SOCIAL                                 TECHNOLOGY GROWTH--
     VALUE--CLASS II                            BALANCED                                  INITIAL SHARES
    -----------------   ---------------------------------------------------------   ---------------------------
     2005      2004      2005      2004      2003      2002      2001      2000      2005      2004      2003
    -----------------------------------------------------------------------------------------------------------
    $    --   $    --   $   768   $     7   $    27   $    25   $    36   $    40   $    --   $    --   $    --
         --        --        64         1         2         3         3         3        --        --        --
    $    --   $    --   $ 11.98   $ 11.84   $ 11.01   $  9.29   $ 10.65   $ 11.53   $    --   $    --   $    --
         --        --       1.2%      7.5%     18.5%    (12.8%)    (7.6%)    (3.8%)      --        --        --
         --        --        --       1.2%      2.1%      4.7%      5.0%                 --        --        --
    $   167   $   112   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $     1
         15        10        --        --        --        --        --        --        --        --        --
    $ 10.97   $ 10.94   $    --   $    --   $    --   $    --   $    --   $    --   $  9.79   $  9.79   $  9.90
        0.3%      9.4%       --        --        --        --        --        --        --      (1.1%)    (1.0%)
        4.2%       --        --        --        --        --        --                  --        --        --
    $    36   $    --   $   680   $   402   $    --   $    --   $    --   $    --   $   285   $   133   $    --
          4        --        62        37        --        --        --        --        31        14        --
    $  9.97   $    --   $ 10.94   $ 10.77   $    --   $    --   $    --   $    --   $  9.10   $  9.70   $    --
       (0.3%)      --       1.6%      7.7%       --        --        --        --      (6.2%)    (3.0%)      --
        2.8%       --        --       6.4%       --        --        --                  --        --        --

                         FIDELITY(R) VIP                                             FIDELITY(R) VIP
                         CONTRAFUND(R)--                                             EQUITY INCOME--
                          INITIAL CLASS                                               INITIAL CLASS
    ---------------------------------------------------------   ---------------------------------------------------------
     2005      2004      2003      2002      2001      2000      2005      2004      2003      2002      2001      2000
    ---------------------------------------------------------------------------------------------------------------------
    $   492   $   469   $   412   $   300   $   323   $   352   $ 2,061   $ 1,873   $ 1,518   $   947   $   941   $ 1,357
         31        30        31        27        27        26       167       149       134       108        89       121
    $ 15.93   $ 15.44   $ 13.46   $ 10.55   $ 11.72   $ 13.45   $ 12.34   $ 12.54   $ 11.32   $  8.75   $ 10.61   $ 11.24
        3.2%     14.7%     27.6%    (10.0%)   (12.9%)    (7.3%)    (1.6%)    10.8%     29.4%    (17.5%)    (5.6%)     7.7%
        0.6%      0.3%      0.5%      0.8%      0.8%                3.4%      1.6%      1.4%      1.8%      1.8%
    $ 1,696   $ 1,573   $   839   $   152   $    --   $    --   $    55   $    49   $    38   $    43   $    --   $    --
        121       116        71        17        --        --         4         3         3         4        --        --
    $ 14.06   $ 13.59   $ 11.80   $  9.21   $    --   $    --   $ 14.65   $ 14.86   $ 13.35   $ 10.27   $    --   $    --
        3.5%     15.2%     28.1%     (7.9%)      --        --      (1.4%)    11.3%     30.0%      2.7%       --        --
        1.7%      0.7%      0.2%       --        --                 8.7%      3.8%      1.9%       --        --
    $ 2,080   $   514   $    --   $    --   $    --   $    --   $ 1,876   $ 1,737   $    --   $    --   $    --   $    --
        181        46        --        --        --        --       176       160        --        --        --        --
    $ 11.48   $ 11.08   $    --   $    --   $    --   $    --   $ 10.69   $ 10.82   $    --   $    --   $    --   $    --
        3.6%     10.8%       --        --        --        --      (1.3%)     8.2%       --        --        --        --
        0.5%       --        --        --        --                 3.0%       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                    FIDELITY(R) VIP                             FIDELITY(R) VIP
                                                       GROWTH--                                   INDEX 500--
                                                     INITIAL CLASS                               INITIAL CLASS
                                       -----------------------------------------   -----------------------------------------
                                         2005       2004       2003       2002       2005       2004       2003       2002
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding....................        --         --         --         --         --         --         --         --
Variable Accumulation Unit Value.....  $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return.........................        --         --         --         --         --         --         --         --
Investment Income Ratio..............        --         --         --         --         --         --         --         --
SERIES II POLICIES (b)
Net Assets...........................  $    317   $    270   $    208   $     15   $    955   $    816   $    394   $     53
Units Outstanding....................        31         26         21          2         72         61         33          6
Variable Accumulation Unit Value.....  $  10.15   $  10.38   $  10.07   $   7.60   $  13.19   $  13.32   $  12.08   $   9.43
Total Return.........................      (2.2%)      3.1%      32.5%     (24.0%)     (1.0%)     10.3%      28.1%      (5.7%)
Investment Income Ratio..............       2.6%       0.7%       0.1%        --        9.5%       2.8%       0.4%        --
SERIES III POLICIES (c)
Net Assets...........................  $  2,624   $  1,636   $     --   $     --   $ 11,111   $  5,552   $     --   $     --
Units Outstanding....................       270        165         --         --      1,042        516         --         --
Variable Accumulation Unit Value.....  $   9.71   $   9.92   $     --   $     --   $  10.66   $  10.75   $     --   $     --
Total Return.........................      (2.1%)     (0.8%)       --         --       (0.9%)      7.5%        --         --
Investment Income Ratio..............       0.8%        --         --         --        2.5%        --         --         --


                                                    FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                      OVERSEAS--                   VALUE STRATEGIES--
                                                     INITIAL CLASS                  SERVICE CLASS II
                                       -----------------------------------------   -------------------
                                         2005       2004       2003       2002       2005       2004
                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding....................        --         --         --         --         --         --
Variable Accumulation Unit Value.....  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.........................        --         --         --         --         --         --
Investment Income Ratio..............        --         --         --         --         --         --
SERIES II POLICIES (b)
Net Assets...........................  $     --   $     --   $     10   $      2   $     --   $     --
Units Outstanding....................        --         --          1         --         --         --
Variable Accumulation Unit Value.....  $  14.40   $  14.40   $  13.23   $   9.25   $     --   $     --
Total Return.........................        --        8.9%      43.0%      (7.5%)       --         --
Investment Income Ratio..............        --        3.2%       0.4%        --         --         --
SERIES III POLICIES (c)
Net Assets...........................  $  2,460   $    705   $     --   $     --   $     82   $     27
Units Outstanding....................       239         67         --         --          7          2
Variable Accumulation Unit Value.....  $  10.28   $  10.46   $     --   $     --   $  11.39   $  11.88
Total Return.........................      (1.7%)      4.6%        --         --       (4.2%)     18.8%
Investment Income Ratio..............       0.7%        --         --         --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

               FIDELITY(R) VIP
                 INVESTMENT                            FIDELITY(R) VIP
                GRADE BOND--                              MID-CAP--
                INITIAL CLASS                           INITIAL CLASS
    -------------------------------------   -------------------------------------
     2005      2004      2003      2002      2005      2004      2003      2002
    -----------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --
         --        --        --        --        --        --        --        --
    $   978   $   926   $   616   $   239   $   578   $   584   $   276   $    18
         81        78        54        22        38        39        23         2
    $ 12.12   $ 11.87   $ 11.39   $ 10.86   $ 15.32   $ 14.88   $ 11.95   $  8.64
        2.2%      4.2%      4.9%      8.6%      2.9%     24.6%     38.3%    (13.6%)
       20.6%     11.0%      2.4%       --        --        --       0.1%       --
    $   772   $   115   $    --   $    --   $ 7,651   $ 4,230   $    --   $    --
         73        11        --        --       640       365        --        --
    $ 10.59   $ 10.35   $    --   $    --   $ 11.95   $ 11.59   $    --   $    --
        2.3%      3.5%       --        --       3.0%     15.9%       --        --
        3.6%       --        --        --        --        --        --        --

                             JANUS ASPEN                                  JANUS ASPEN
                                SERIES                                      SERIES
                              BALANCED--                               MID CAP GROWTH--
                         INSTITUTIONAL SHARES                        INSTITUTIONAL SHARES
    --------------------------------------------------------------   ---------------------
     2005      2004      2003         2002        2001      2000       2005        2004
    --------------------------------------------------------------------------------------
    $11,285   $11,571   $10,667     $ 9,237      $10,940   $ 9,162    $    --     $    --
        710       736       731         717          789       625         --          --
    $ 15.88   $ 15.73   $ 14.59     $ 12.89      $ 13.87   $ 14.65    $    --     $    --
        1.0%      7.8%     13.3%       (7.1%)       (5.3%)    (3.0%)       --          --
        2.6%      2.3%      2.2%        2.4%         2.8%                  --          --
    $ 1,089   $   998   $   594     $   328      $    --   $    --    $    --     $    --
         94        87        56          35           --        --         --          --
    $ 11.61   $ 11.47   $ 10.60     $  9.32      $    --   $    --    $    --     $    --
        1.2%      8.3%     13.8%       (6.8%)         --        --         --          --
        7.6%      7.8%      2.4%        8.3%          --                   --          --
    $ 1,061   $   797   $    --     $    --      $    --   $    --    $ 1,755     $   638
         99        75        --          --           --        --        156          57
    $ 10.76   $ 10.62   $    --     $    --      $    --   $    --    $ 11.25     $ 11.20
        1.3%      6.2%       --          --           --        --        0.5%       12.0%
        2.4%      3.3%       --          --           --                   --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                            JANUS ASPEN SERIES
                                                                            WORLDWIDE GROWTH--
                                                                           INSTITUTIONAL SHARES
                                                      ---------------------------------------------------------------
                                                       2005       2004       2003       2002       2001        2000
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................  $   271    $   523    $   437    $   262    $   267     $   247
Units Outstanding...................................       26         48         42         31         23          17
Variable Accumulation Unit Value....................  $ 10.48    $ 10.83    $ 10.41    $  8.45    $ 11.43     $ 14.84
Total Return........................................     (3.3%)      4.0%      23.1%     (26.0%)    (23.0%)     (16.3%)
Investment Income Ratio.............................      1.4%       1.1%       1.1%       0.9%       0.5%
SERIES II POLICIES (b)
Net Assets..........................................  $    89    $    63    $    30    $     1    $    --     $    --
Units Outstanding...................................        9          6          3         --         --          --
Variable Accumulation Unit Value....................  $  9.90    $ 10.21    $  9.77    $  7.90    $    --     $    --
Total Return........................................     (3.1%)      4.5%      23.7%     (21.0%)       --          --
Investment Income Ratio.............................      5.8%       3.1%       1.4%       1.5%        --
SERIES III POLICIES (c)
Net Assets..........................................  $   544    $   128    $    --    $    --    $    --     $    --
Units Outstanding...................................       58         13         --         --         --          --
Variable Accumulation Unit Value....................  $  9.45    $  9.74    $    --    $    --    $    --     $    --
Total Return........................................     (2.9%)     (2.6%)       --         --         --          --
Investment Income Ratio.............................      2.2%       1.4%        --         --         --


                                                              MFS(R)
                                                          NEW DISCOVERY                        MFS(R)
                                                             SERIES--                    UTILITIES SERIES--
                                                          INITIAL CLASS                    INITIAL CLASS
                                                        ------------------    ----------------------------------------
                                                         2005       2004       2005       2004       2003       2002
                                                        --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................  $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding.....................................       --         --         --         --         --         --
Variable Accumulation Unit Value......................  $    --    $    --    $    --    $    --    $    --    $    --
Total Return..........................................       --         --         --         --         --         --
Investment Income Ratio...............................       --         --         --         --         --         --
SERIES II POLICIES (b)
Net Assets............................................  $    --    $    --    $     8    $    --    $   224    $   169
Units Outstanding.....................................       --         --          1         --         20         21
Variable Accumulation Unit Value......................  $    --    $    --    $ 11.98    $ 11.75    $ 11.14    $  8.21
Total Return..........................................       --         --        2.0%       5.5%      35.6%     (17.9%)
Investment Income Ratio...............................       --         --         --        8.2%       2.3%       3.4%
SERIES III POLICIES (c)
Net Assets............................................  $   505    $   315    $     1    $    --    $    --    $    --
Units Outstanding.....................................       53         32         --         --         --         --
Variable Accumulation Unit Value......................  $  9.52    $  9.94    $ 10.64    $    --    $    --    $    --
Total Return..........................................     (4.2%)     (0.6%)      6.4%        --         --         --
Investment Income Ratio...............................       --         --         --         --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

       LAZARD
     RETIREMENT
    INTERNATIONAL              LORD ABBETT                      MFS(R) INVESTORS
       EQUITY                 MID-CAP VALUE                      TRUST SERIES--
      PORTFOLIO                 PORTFOLIO                         INITIAL CLASS
    -------------   ---------------------------------   ---------------------------------
        2005         2005     2004     2003     2002     2005     2004     2003     2002
    -------------------------------------------------------------------------------------
       $   --       $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
           --           --       --       --       --       --       --       --       --
       $   --       $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
           --           --       --       --       --       --       --       --       --
           --           --       --       --       --       --       --       --       --
       $   --       $1,033   $1,026   $  345   $    9   $  166   $  169   $  109   $   47
           --           68       69       29        1       13       13        9        5
       $   --       $15.22   $14.92   $12.06   $ 9.69   $12.81   $12.88   $11.60   $ 9.52
           --          2.0%    23.7%    24.4%    (3.1%)   (0.5%)   11.1%    21.8%    (4.8%)
           --           --      1.2%     1.5%     6.9%     3.1%     1.7%     0.5%      --
       $    9       $5,783   $5,014   $   --   $   --   $   --   $   --   $   --   $   --
            1          489      433       --       --       --       --       --       --
       $ 9.57       $11.83   $11.58   $   --   $   --   $   --   $   --   $   --   $   --
         (4.3%)        2.1%    15.8%      --       --       --       --       --       --
           --           --      1.1%      --       --       --       --       --       --

    MORGAN STANLEY
          UIF                          MORGAN STANLEY                             MORGAN STANLEY
       EMERGING                             UIF                                      UIF U.S.
        MARKETS                       EMERGING MARKETS                            REAL ESTATE--
     DEBT--CLASS I                    EQUITY--CLASS I                                CLASS I
    ---------------   ------------------------------------------------   --------------------------------
     2005     2004     2005     2004     2003    2002    2001    2000     2005     2004     2003    2002
    -----------------------------------------------------------------------------------------------------
    $   --   $   --   $  261   $   29   $   31   $ 20    $ 23    $ 11    $   --   $   --   $   --   $  --
        --       --       19        2        3      3       3       1        --       --       --      --
    $   --   $   --   $13.47   $12.81   $10.48   $7.05   $7.80   $8.39   $   --   $   --   $   --   $  --
        --       --      5.2%    22.3%    48.6%  (9.5%)  (7.0%)  (39.7%)     --       --       --      --
        --       --       --      0.7%      --     --      --                --       --       --      --
    $   28   $   --   $   68   $   --   $   --   $ --    $ --    $ --    $  525   $  952   $  658   $ 221
         3       --        7       --       --     --      --      --        29       56       53      24
    $10.70   $   --   $ 9.60   $   --   $   --   $ --    $ --    $ --    $18.19   $16.85   $12.38   $9.03
       7.0%      --     (4.0%)     --       --     --      --      --       8.0%    36.1%    37.2%   (9.7%)
        --       --       --       --       --     --      --                --      4.6%      --     5.0%
    $   11   $   --   $  810   $  481   $   --   $ --    $ --    $ --    $1,818   $  809   $   --   $  --
         1       --       69       43       --     --      --      --       123       59       --      --
    $11.46   $10.82   $11.76   $11.14   $   --   $ --    $ --    $ --    $14.78   $13.67   $   --   $  --
       5.9%     8.2%     5.5%    11.4%      --     --      --      --       8.1%    36.7%      --      --
        --     85.3%      --       --       --     --      --                --      1.9%      --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          PIMCO LOW             PIMCO REAL            PIMCO TOTAL
                                                          DURATION--             RETURN--              RETURN--
                                                        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
                                                         CLASS SHARES          CLASS SHARES          CLASS SHARES
                                                      ------------------    ------------------    -------------------
                                                       2005       2004       2005       2004       2005        2004
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................  $    --    $    --    $    --    $    --    $    --     $    --
Units Outstanding...................................       --         --         --         --         --          --
Variable Accumulation Unit Value....................  $    --    $    --    $    --    $    --    $    --     $    --
Total Return........................................       --         --         --         --         --          --
Investment Income Ratio.............................       --         --         --         --         --          --
SERIES II POLICIES (b)
Net Assets..........................................  $   230    $   152    $   106    $    78    $   219     $    --
Units Outstanding...................................       23         15         10          8         21          --
Variable Accumulation Unit Value....................  $ 10.04    $ 10.00    $ 10.42    $ 10.18    $ 10.23     $    --
Total Return........................................      0.4%        --        2.3%       1.8%       2.3%         --
Investment Income Ratio.............................      6.5%       5.5%       6.3%       4.5%       9.2%         --
SERIES III POLICIES (c)
Net Assets..........................................  $    55    $    48    $ 1,245    $    24    $ 6,261     $ 3,027
Units Outstanding...................................        5          5        119          2        589         292
Variable Accumulation Unit Value....................  $ 10.06    $ 10.00    $ 10.44    $ 10.19    $ 10.63     $ 10.35
Total Return........................................      0.6%        --        2.4%       1.9%       2.7%        3.5%
Investment Income Ratio.............................      1.5%       1.9%       2.5%       1.7%       3.2%        2.1%


                                                                               T. ROWE PRICE
                                                                               EQUITY INCOME
                                                                                 PORTFOLIO
                                                      ---------------------------------------------------------------
                                                       2005       2004       2003       2002       2001        2000
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................  $   827    $   412    $   286    $   213    $   183     $   124
Units Outstanding...................................       59         29         23         21         16          11
Variable Accumulation Unit Value....................  $ 14.00    $ 14.11    $ 12.36    $  9.92    $ 11.50     $ 11.41
Total Return........................................     (0.8%)     14.1%      24.6%     (13.7%)      0.8%       14.1%
Investment Income Ratio.............................      1.6%       1.6%       1.6%       1.6%       1.5%
SERIES II POLICIES (b)
Net Assets..........................................  $ 2,438    $ 2,044    $ 1,668    $   703    $    --     $    --
Units Outstanding...................................      204        170        159         84         --          --
Variable Accumulation Unit Value....................  $ 11.97    $ 12.04    $ 10.50    $  8.39    $    --     $    --
Total Return........................................     (0.6%)     14.6%      25.2%     (16.1%)       --          --
Investment Income Ratio.............................      4.0%       4.5%       1.9%       2.1%        --
SERIES III POLICIES (c)
Net Assets..........................................  $ 5,785    $ 3,620    $    --    $    --    $    --     $    --
Units Outstanding...................................      521        325         --         --         --          --
Variable Accumulation Unit Value....................  $ 11.10    $ 11.15    $    --    $    --    $    --     $    --
Total Return........................................     (0.4%)     11.5%        --         --         --          --
Investment Income Ratio.............................      1.5%       2.6%        --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                           SCUDDER VIT              SCUDDER VIT
          ROYCE          EAFE(R) EQUITY              SMALL CAP              T. ROWE PRICE
        MICRO-CAP         INDEX FUND--             INDEX FUND--               BLUE CHIP
        PORTFOLIO        CLASS A SHARES           CLASS A SHARES          GROWTH PORTFOLIO
    -----------------   -----------------   ---------------------------   -----------------
     2005      2004      2005      2004      2005      2004      2003      2005      2004
    ---------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --        --        --        --        --        --
    $   107   $    84   $    --   $    --   $   170   $    73   $     1   $   196   $   201
         10         8        --        --        14         6        --        19        19
    $ 10.67   $ 11.01   $    --   $    --   $ 11.99   $ 12.18   $ 10.37   $ 10.46   $ 10.65
       (3.1%)    10.1%       --        --      (1.6%)    17.5%      3.7%     (1.8%)     6.5%
         --        --        --        --       4.9%      0.2%       --        --       6.8%
    $   480   $   211   $    --   $     1   $ 6,790   $ 5,823   $    --   $ 6,135   $ 4,500
         45        19        --        --       614       519        --       569       411
    $ 10.69   $ 11.01   $ 11.39   $ 11.12   $ 11.06   $ 11.23   $    --   $ 10.78   $ 10.96
       (3.0%)    10.1%      2.4%     11.2%     (1.5%)    12.3%       --      (1.7%)     9.6%
         --        --        --        --       1.3%      0.1%       --        --       2.3%


    T. ROWE PRICE     T. ROWE PRICE                 T. ROWE PRICE
      INDEX 500       INTERNATIONAL                 LIMITED-TERM
      PORTFOLIO      STOCK PORTFOLIO               BOND PORTFOLIO
    -------------   -----------------   -------------------------------------
        2005         2005      2004      2005      2004      2003      2002
    -------------------------------------------------------------------------
       $    --      $    --   $    --   $    --   $    --   $    --   $    --
            --           --        --        --        --        --        --
       $    --      $    --   $    --   $    --   $    --   $    --   $    --
            --           --        --        --        --        --        --
            --           --        --        --        --        --        --
       $    --      $   234   $   117   $    67   $   200   $   134   $    33
            --           21        10         6        19        13         3
       $    --      $ 11.02   $ 11.27   $ 10.74   $ 10.64   $ 10.55   $ 10.15
            --         (2.2%)    12.7%      1.0%      0.9%      4.0%      1.5%
            --           --       9.9%      9.3%      9.2%      3.6%      4.5%
       $     3      $   285   $   251   $   186   $    63   $    --   $    --
            --           26        22        18         6        --        --
       $ 10.00      $ 10.94   $ 11.17   $ 10.16   $ 10.05   $    --   $    --
            --         (2.1%)    11.7%      1.1%      0.5%       --        --
           6.8%          --       2.7%      3.2%      4.6%       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   T. ROWE PRICE
                                                               T. ROWE PRICE         PERSONAL             VAN ECK
                                                                NEW AMERICA          STRATEGY            WORLDWIDE
                                                                  GROWTH             BALANCED            ABSOLUTE
                                                                 PORTFOLIO           PORTFOLIO            RETURN
                                                             -----------------   -----------------   -----------------
                                                              2005      2004      2005      2004      2005      2004
                                                             ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.................................................. $    --   $    --   $    --   $    --   $    --   $    --
Units Outstanding...........................................      --        --        --        --        --        --
Variable Accumulation Unit Value............................ $    --   $    --   $    --   $    --   $    --   $    --
Total Return................................................      --        --        --        --        --        --
Investment Income Ratio.....................................      --        --        --        --        --        --
SERIES II POLICIES (b)
Net Assets.................................................. $    71   $    --   $    --   $    --   $    --   $    --
Units Outstanding...........................................       7        --        --        --        --        --
Variable Accumulation Unit Value............................ $ 10.02   $    --   $    --   $    --   $    --   $    --
Total Return................................................     0.2%       --        --        --        --        --
Investment Income Ratio.....................................      --        --        --        --        --        --
SERIES III POLICIES (c)
Net Assets.................................................. $   243   $    49   $ 6,250   $ 5,185   $    55   $     9
Units Outstanding...........................................      24         5       570       475         5         1
Variable Accumulation Unit Value............................ $ 10.14   $ 10.32   $ 10.97   $ 10.92   $  9.98   $  9.91
Total Return................................................    (1.8%)     3.2%      0.5%      9.2%      0.7%     (0.9%)
Investment Income Ratio.....................................      --       0.3%      1.8%      2.2%       --        --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

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                                        65
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